UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	12/31

Date of reporting period:	6/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

June 30, 2011
(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Baron Small Cap Growth Fund

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments (Unaudited)	3-4

Statements of Assets and Liabilities	5-7

Statements of Operations	8-10

Statements of Changes in Net Assets	11-15

Financial Highlights	16-22

Notes to Financial Statements	23-37

Portfolios of Investments:

Touchstone Baron Small Cap Growth Fund	38-39

Touchstone Core Bond Fund	40-45

Touchstone High Yield Fund	46-49

Touchstone Large Cap Core Equity Fund	50-51

Touchstone Mid Cap Growth Fund	52-53

Touchstone Money Market Fund	54-56

Touchstone Third Avenue Value Fund	57

Touchstone Aggressive ETF Fund	58

Touchstone Conservative ETF Fund	59

Touchstone Enhanced ETF Fund	60

Touchstone Moderate ETF Fund	61

Other Items (Unaudited)	62-63

Privacy Protection Policy	64

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2011

Touchstone Baron Small Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Consumer Discretionary	32.2%
Financials	14.5
Industrials	12.6
Energy	11.0
Health Care	10.1
Information Technology	6.7
Consumer Staples	6.0
Utilities	3.0
Materials	1.4
Telecommunication Services	1.2
Investment Funds	18.8
Other Assets/Liabilities (Net)	(17.5)
Total	100.0%

Touchstone Core Bond Fund

Credit Quality	(% of Total Investments)
U.S. Treasury	27.4%
AAA/Aaa	36.8
AA/Aa	2.3
A/A	7.7
BBB/Baa	10.7
BB/Ba	6.6
B/B	5.2
CCC	2.7
NR	0.6
Total	100.0%

Touchstone High Yield Fund

Credit Quality	(% of Total Investments)
BBB/Baa	1.4%
BB	22.9
B	69.7
CCC	4.6
NR	0.3
Cash	1.1
Total	100.0%

Touchstone Large Cap Core Equity Fund

Sector Allocation*	(% of Net Assets)
InformationTechnology	20.0%
Industrials	14.3
Financials	12.8
Consumer Discretionary	12.2
Health Care	11.7
Energy	11.6
Consumer Staples	7.2
Materials	4.7
Telecommunication Services	2.5
Utilities	2.4
Investment Funds	2.7
Other Assets/Liabilities (Net)	(2.1)
Total	100.0%

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Information Technology	23.7%
Health Care	14.0
Consumer Discretionary	14.0
Industrials	12.8
Materials	10.8
Energy	10.8
Financials	7.4
Consumer Staples	4.6
Telecommunication Services	1.9
Investment Funds	7.9
Other Assets/Liabilities (Net)	(7.9)
Total	100.0%

Touchstone Money Market Fund

Credit Quality	(% of Total Investments)
U.S. Agency	10.8%
A-1/P-1/F-1	84.4
FW1(NR)	4.8
Total	100.0%
Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	67.7%
U.S. Government Securities	10.7
Taxable Municipal Bonds	9.0
Corporate Notes/Commercial Paper	5.2
Bank CDs/Time Deposits	4.1
Adjustable Rate Put Bonds	1.8
Prerefunded/Escrowed to Maturity	1.5
Total	100.0%

Touchstone Third Avenue Value Fund

Sector Allocation*	(% of Net Assets)
Financials	41.3%
Energy	17.9
Materials	11.8
Information Technology	11.7
Consumer Discretionary	10.5
Health Care	1.3
Investment Funds	7.8
Other Assets/Liabilities (Net)	(2.3)
Total	100.0%

Touchstone Aggressive ETF Fund

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.6%
Investment Funds	28.0
Other Assets/Liabilities (Net)	(26.6)
Total	100.0%

Touchstone Conservative ETF Fund

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	22.7
Other Assets/Liabilities (Net)	(21.4)
Total	100.0%

Touchstone Enhanced ETF Fund

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	4.2
Other Assets/Liabilities (Net)	(2.9)
Total	100.0%

Touchstone Moderate ETF Fund

Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	3.3
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%

*  Source: Bloomberg

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	Touchstone Baron Small Cap Growth Fund	Touchstone Core Bond Fund	Touchstone High Yield Fund	Touchstone Large Cap Core Equity Fund
Assets
Investments, at cost	$17,428,217	$44,744,029	$29,785,475	$37,876,157
Affiliated securities, at market value	$421,531	$3,829,368	$71,360	$1,062,095
Non-affiliated securities, at market value	27,848,505	40,808,819	30,799,814	46,856,155
Investments, at value (A)	$28,270,036	$44,638,187	$30,871,174	$47,918,250
Receivable for:
Dividends	14,236	495	35	95,716
Interest	—	293,423	573,874	—
Fund shares sold	—	—	105,201	2,754
Investments sold	—	—	363,513	1,740,220
Securities lending income	1,588	3	6	72
Tax reclaim receivable	—	1,544	—	—
Other assets	162	343	205	352
Total Assets	28,286,022	44,933,995	31,914,008	49,757,364
Liabilities
Payable for:
Return of collateral for securities on loan	4,093,340	52,470	95,495	204,570
Fund shares redeemed	48,763	7,184	14,350	4,477
Investments purchased	15,495	3,260,625	103,153	2,538,286
Payable to Investment Advisor	22,274	25,716	18,151	25,961
Payable to other affiliates	28,153	22,989	33,026	30,103
Payable to Trustees	1,803	1,798	1,801	1,797
Other accrued expenses	9,884	21,879	23,638	13,677
Total Liabilities	4,219,712	3,392,661	289,614	2,818,871
Net Assets	$24,066,310	$41,541,334	$31,624,394	$46,938,493
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,300,576	3,761,707	3,849,926	4,844,947
Net asset value, offering price and redemption price per share	$18.50	$11.04	$8.21	$9.69
Net assets consist of:
Paid-in capital	$11,275,307	$37,954,753	$29,110,143	$53,948,967
Accumulated net investment income (loss)	(111,580)	2,185,926	3,544,434	878,992
Accumulated net realized gains (losses) on investments	2,060,764	1,506,497	(2,115,882)	(17,931,559)
Net unrealized appreciation (depreciation) on investments	10,841,819	(105,842)	1,085,699	10,042,093
Net assets applicable to shares outstanding	$24,066,310	$41,541,334	$31,624,394	$46,938,493
(A) Includes market value of securities on loan of:	$4,043,401	$50,738	$92,342	$205,486

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone Mid Cap Growth Fund	Touchstone Money Market Fund	Touchstone Third Avenue Value Fund
Assets
Investments, at cost or at amortized cost for Touchstone Money Market Fund	$25,618,716	$56,714,655	$33,954,078
Affiliated securities, at market value	$45,862	$—	$2,744,291
Non-affiliated securities, at market value	29,711,792	56,714,655	46,626,147
Investments, at value (A)	$29,757,654	$56,714,655	$49,370,438
Cash	—	5,743	—
Foreign Currency (Cost $—, $—, $3,969)	—	—	4,020
Receivable for:
Dividends	12,524	—	26,292
Interest	—	104,248	—
Fund shares sold	400	—	—
Investments sold	157,239	—	—
Securities lending income	434	—	631
Tax reclaim receivable	357	—	2,642
Receivable from Investment Advisor	—	581	—
Other assets	170	472	336
Total Assets	29,928,778	56,825,699	49,404,359
Liabilities
Payable for:
Return of collateral for securities on loan	2,132,497	—	1,000,522
Dividends	—	421	—
Fund shares redeemed	8,947	—	50,232
Investments purchased	162,553	181,715	—
Payable to Investment Advisor	19,006	—	30,625
Payable to other affiliates	20,326	61,914	41,630
Payable to Trustees	1,802	1,797	1,795
Other accrued expenses	9,821	13,574	30,506
Total Liabilities	2,354,952	259,421	1,155,310
Net Assets	$27,573,826	$56,566,278	$48,249,049
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,900,620	56,554,537	2,624,675
Net asset value, offering price and redemption price per share	$14.51	$1.00	$18.38
Net assets consist of:
Paid-in capital	$24,813,710	$56,565,102	$43,790,265
Accumulated net investment loss	(4,578)	—	(1,482,375)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(1,374,244)	1,176	(9,475,644)
Net unrealized appreciation on investments and foreign currency transactions	4,138,938	—	15,416,803
Net assets applicable to shares outstanding	$27,573,826	$56,566,278	$48,249,049
(A) Includes market value of securities on loan of:	$1,830,838	$—	$979,279

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone Aggressive ETF Fund	Touchstone Conservative ETF Fund	Touchstone Enhanced ETF Fund	Touchstone Moderate ETF Fund
Assets
Investments, at cost	$18,551,464	$26,007,735	$13,146,282	$44,692,985
Affiliated securities, at market value	$307,925	$382,311	$203,740	$873,547
Non-affiliated securities, at market value	19,701,243	27,757,602	14,301,655	49,539,411
Investments, at value (A)	$20,009,168	$28,139,913	$14,505,395	$50,412,958
Receivable for:
Dividends	27	46	24	85
Securities lending income	509	1,728	75	553
Tax reclaim receivable	—	—	—	3,830
Receivable from Investment Advisor	—	—	1,897	—
Other assets	103	151	18	400
Total Assets	20,009,807	28,141,838	14,507,409	50,417,826
Liabilities
Payable for:
Return of collateral for securities on loan	4,109,376	4,888,208	392,301	758,280
Fund shares redeemed	6,616	11,717	5,673	17,457
Investments purchased	73,806	34,334	—	160,343
Payable to Investment Advisor	3,299	6,178	—	15,534
Payable to other affiliates	592	15,342	581	42,127
Payable to Trustees	1,805	1,803	1,806	1,795
Other accrued expenses	10,079	9,773	10,092	10,221
Total Liabilities	4,205,573	4,967,355	410,453	1,005,757
Net Assets	$15,804,234	$23,174,483	$14,096,956	$49,412,069
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,474,779	1,935,669	1,666,442	3,952,440
Net asset value, offering price and redemption price per share	$10.72	$11.97	$8.46	$12.50
Net assets consist of:
Paid-in capital	$15,267,817	$21,347,383	$21,654,023	$49,146,815
Accumulated net investment income	368,799	621,552	141,204	1,315,089
Accumulated net realized losses on investments	(1,290,086)	(926,630)	(9,057,384)	(6,770,636)
Net unrealized appreciation on investments and foreign currency transactions	1,457,704	2,132,178	1,359,113	5,720,801
Net assets applicable to shares outstanding	$15,804,234	$23,174,483	$14,096,956	$49,412,069
(A) Includes market value of securities on loan of:	$4,056,040	$4,804,731	$386,074	$749,228

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	Touchstone Baron Small Cap Growth Fund	Touchstone Core Bond Fund	Touchstone High Yield Fund	Touchstone Large Cap Core Equity Fund
Investment Income
Dividends from affiliated securities	$1,015	$4,356	$442	$747
Dividends from non-affiliated securities	63,780	8,120	8,928	540,699
Interest	—	919,070	1,282,340	—
Income from securities loaned	12,914	48	516	482
Total Investment Income	77,709	931,594	1,292,226	541,928
Expenses
Investment advisory fees	128,405	112,083	81,835	150,820
Administration fees	24,458	40,758	32,734	46,407
Compliance fees and expenses	897	897	897	897
Custody fees	140	523	432	3,552
Professional fees	8,131	9,763	8,854	9,727
Postage and supplies	2,433	2,517	2,590	2,628
Shareholder servicing fees	28,059	12,696	32,546	43,886
Transfer Agent fees	42	83	45	68
Trustee fees	3,929	3,929	3,929	3,929
Other expenses	736	8,973	8,209	1,071
Total Expenses	197,230	192,222	172,071	262,985
Fees waived by the Administrator	(7,708)	—	(248)	(30,864)
Net Expenses	189,522	192,222	171,823	232,121
Net Investment Income (Loss)	(111,813)	739,372	1,120,403	309,807
Realized and Unrealized Gain (Loss)
Net realized gain on investments	2,466,370	613,277	1,310,920	776,759
Net change in unrealized appreciation/(depreciation) on investments	63,274	(170,978)	(976,970)	2,022,151
Net Realized and Unrealized Gain	2,529,644	442,299	333,950	2,798,910
Change in Net Assets Resulting from Operations	$2,417,831	$1,181,671	$1,454,353	$3,108,717

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Continued)

	Touchstone Mid Cap Growth Fund	Touchstone Money Market Fund	Touchstone Third Avenue Value Fund
Investment Income
Dividends from affiliated securities	$697	$—	$2,980
Dividends from non-affiliated securities (A)	80,351	—	477,058
Interest	—	107,478	—
Income from securities loaned	1,367	—	22,735
Total Investment Income	82,415	107,478	502,773
Expenses
Investment advisory fees	105,801	44,617	203,065
Administration fees	27,872	49,561	50,767
Compliance fees and expenses	897	897	897
Custody fees	209	351	3,029
Professional fees	8,890	9,806	9,333
Postage and supplies	2,662	2,753	469
Shareholder servicing fees	19,488	61,897	60,808
Transfer Agent fees	956	48	45
Trustee fees	3,929	3,929	3,929
Other expenses	1,359	1,529	10,225
Total Expenses	172,063	175,388	342,567
Fees waived by the Administrator	(5,975)	(49,561)	(45,749)
Expenses reimbursed by the Investment Advisor	—	(20,827)	—
Net Expenses	166,088	105,000	296,818
Net Investment Income (Loss)	(83,673)	2,478	205,955
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	3,902,959	—	2,137,959
Foreign currency	—	—	2,651
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(1,594,171)	—	(270,966)
Net Realized and Unrealized Gain	2,308,788	—	1,869,644
Change in Net Assets Resulting from Operations	$2,225,115	$2,478	$2,075,599
(A) Net of foreign tax withholding of:	$—	$—	$29,101

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Continued)

	Touchstone Aggressive ETF Fund	Touchstone Conservative ETF Fund	Touchstone Enhanced ETF Fund	Touchstone Moderate ETF Fund
Investment Income
Dividends from affiliated securities	$193	$295	$166	$683
Dividends from non-affiliated securities	179,092	257,596	90,391	572,111
Income from securities loaned	3,650	10,881	1,875	8,598
Total Investment Income	182,935	268,772	92,432	581,392
Expenses
Investment advisory fees	36,509	46,452	28,297	102,824
Administration fees	18,255	23,226	14,148	51,517
Compliance fees and expenses	897	897	897	897
Custody fees	199	141	112	1,090
Professional fees	8,421	8,518	8,386	9,854
Postage and supplies	1,317	2,537	6,798	2,622
Shareholder servicing fees	22,757	29,010	17,650	59,094
Transfer Agent fees	24	28	24	1,656
Trustees fees	3,929	3,929	3,929	3,929
Other expenses	342	423	278	699
Total Expenses	92,650	115,161	80,519	234,182
Fees waived by the Administrator	(18,255)	(23,226)	(14,148)	(41,085)
Expenses reimbursed by the Investment Advisor	(6,016)	(4,836)	(13,322)	—
Net Expenses	68,379	87,099	53,049	193,097
Net Investment Income	114,556	181,673	39,383	388,295
Realized and Unrealized Gain (Loss)
Net realized gain on investments	2,288,348	920,601	1,041,218	200,873
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(1,407,038)	(353,869)	(329,404)	1,618,890
Net Realized and Unrealized Gain	881,310	566,732	711,814	1,819,763
Change in Net Assets Resulting from Operations	$995,866	$748,405	$751,197	$2,208,058

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Touchstone Baron Small Cap Growth Fund		Touchstone Core Bond Fund		Touchstone High Yield Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income (loss)	$(111,813)	$(90,744)	$739,372	$1,404,021	$1,120,403	$2,424,034
Net realized gain on investments	2,466,370	1,680,660	613,277	988,660	1,310,920	1,040,770
Net change in unrealized appreciation/ (depreciation) on investments	63,274	3,268,043	(170,978)	507,158	(976,970)	286,665
Change in Net Assets Resulting from Operations	2,417,831	4,857,959	1,181,671	2,899,839	1,454,353	3,751,469
Dividends and Distributions to Shareholders from
Net investment income	—	—	—	(1,536,204)	—	(2,820,992)
Total Dividends and Distributions	—	—	—	(1,536,204)	—	(2,820,992)
Share Transactions
Proceeds from shares sold	1,828,432	6,898,480	1,681,766	2,781,682	3,431,394	14,265,059
Reinvestment of dividends and distributions	—	—	—	1,536,204	—	2,820,992
Cost of shares redeemed	(4,760,753)	(7,505,095)	(1,730,507)	(3,859,410)	(5,813,192)	(20,502,641)
Change in Net Assets from Share Transactions	(2,932,321)	(606,615)	(48,741)	458,476	(2,381,798)	(3,416,590)
Total Increase (Decrease) in Net Assets	(514,490)	4,251,344	1,132,930	1,822,111	(927,445)	(2,486,113)
Net Assets
Beginning of period	24,580,800	20,329,456	40,408,404	38,586,293	32,551,839	35,037,952
End of period	$24,066,310	$24,580,800	$41,541,334	$40,408,404	$31,624,394	$32,551,839
Accumulated Net Investment Income (Loss)	$(111,580)	$233	$2,185,926	$1,446,554	$3,544,434	$2,424,031

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Large Cap Core Equity Fund		Touchstone Mid Cap Growth Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income (loss)	$309,807	$569,187	$(83,673)	$81,009
Net realized gain (loss) on investments	776,759	(259,145)	3,902,959	859,058
Net change in unrealized appreciation/(depreciation) on investments	2,022,151	5,424,768	(1,594,171)	3,995,232
Change in Net Assets Resulting from Operations	3,108,717	5,734,810	2,225,115	4,935,299
Dividends and Distributions to Shareholders from
Net investment income	—	(751,349)	—	(57,209)
Total Dividends and Distributions	—	(751,349)	—	(57,209)
Share Transactions
Proceeds from shares sold	5,501,552	7,653,481	1,669,158	4,650,939
Reinvestment of dividends and distributions	—	751,349	—	57,209
Cost of shares redeemed	(4,792,036)	(33,584,365)	(4,333,663)	(7,094,405)
Change in Net Assets from Share Transactions	709,516	(25,179,535)	(2,664,505)	(2,386,257)
Total Increase (Decrease) in Net Assets	3,818,233	(20,196,074)	(439,390)	2,491,833
Net Assets
Beginning of period	43,120,260	63,316,334	28,013,216	25,521,383
End of period	$46,938,493	$43,120,260	$27,573,826	$28,013,216
Accumulated Net Investment Income (Loss)	$878,992	$569,185	$(4,578)	$79,095

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Money Market Fund		Touchstone Third Avenue Value Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$2,478	$12,539	$205,955	$473,782
Net realized gain on:
Investments	—	103,132	2,137,959	1,606,238
Foreign currency	—	—	2,651	14
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	—	—	(270,966)	7,070,880
Change in Net Assets Resulting from Operations	2,478	115,671	2,075,599	9,150,914
Dividends and Distributions to Shareholders from
Net investment income	(2,478)	(12,539)	—	(3,062,305)
Realized capital gains	—	(101,798)	—	—
Total Dividends and Distributions	(2,478)	(114,337)	—	(3,062,305)
Share Transactions
Proceeds from shares sold	28,195,211	67,206,700	705,395	3,705,779
Reinvestment of dividends and distributions	2,557	112,446	—	3,062,305
Cost of shares redeemed	(28,663,021)	(90,037,627)	(7,109,598)	(13,783,736)
Change in Net Assets from Share Transactions	(465,253)	(22,718,481)	(6,404,203)	(7,015,652)
Total Decrease in Net Assets	(465,253)	(22,717,147)	(4,328,604)	(927,043)
Net Assets
Beginning of period	57,031,531	79,748,678	52,577,653	53,504,696
End of period	$56,566,278	$57,031,531	$48,249,049	$52,577,653
Accumulated Net Investment Loss	$—	$—	$(1,482,375)	$(1,688,330)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Aggressive ETF Fund		Touchstone Conservative ETF Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$114,556	$256,237	$181,673	$446,425
Net realized gain (loss) on investments	2,288,348	(1,177,745)	920,601	24,956
Net change in unrealized appreciation/(depreciation) on investments	(1,407,038)	3,088,862	(353,869)	1,431,467
Change in Net Assets Resulting from Operations	995,866	2,167,354	748,405	1,902,848
Dividends and Distributions to Shareholders from
Net investment income	—	(296,598)	—	(504,733)
Total Dividends and Distributions	—	(296,598)	—	(504,733)
Share Transactions
Proceeds from shares sold	204,711	5,613,221	2,021,785	2,651,876
Reinvestment of dividends and distributions	—	296,598	—	504,733
Cost of shares redeemed	(4,737,807)	(5,908,851)	(2,661,447)	(4,115,008)
Change in Net Assets from Share Transactions	(4,533,096)	968	(639,662)	(958,399)
Total Increase (Decrease) in Net Assets	(3,537,230)	1,871,724	108,743	439,716
Net Assets
Beginning of period	19,341,464	17,469,740	23,065,740	22,626,024
End of period	$15,804,234	$19,341,464	$23,174,483	$23,065,740
Accumulated Net Investment Income	$368,799	$254,243	$621,552	$439,879

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Enhanced ETF Fund		Touchstone Moderate ETF Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$39,383	$103,471	$388,295	$938,251
Net realized gain (loss) on investments	1,041,218	460,542	200,873	(2,034,807)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(329,404)	846,656	1,618,890	6,712,775
Change in Net Assets Resulting from Operations	751,197	1,410,669	2,208,058	5,616,219
Dividends and Distributions to Shareholders from
Net investment income	—	(269,871)	—	(1,128,367)
Total Dividends and Distributions	—	(269,871)	—	(1,128,367)
Share Transactions
Proceeds from shares sold	474,891	415,122	1,891,731	6,181,277
Reinvestment of dividends and distributions	—	269,871	—	1,128,367
Cost of shares redeemed	(1,434,599)	(4,923,695)	(8,179,286)	(10,810,218)
Change in Net Assets from Share Transactions	(959,708)	(4,238,702)	(6,287,555)	(3,500,574)
Total Increase (Decrease) in Net Assets	(208,511)	(3,097,904)	(4,079,497)	987,278
Net Assets
Beginning of period	14,305,467	17,403,371	53,491,566	52,504,288
End of period	$14,096,956	$14,305,467	$49,412,069	$53,491,566
Accumulated Net Investment Income	$141,204	$101,821	$1,315,089	$926,794

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Touchstone Baron Small Cap Growth Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$16.74		$13.40	$10.08	$20.52	$22.86	$19.89
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.06)	(0.08)	(0.07)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	1.85		3.40	3.40	(7.11)	0.87	3.75
Total from investment operations	1.76		3.34	3.32	(7.18)	0.71	3.64
Dividends and distributions to shareholders from:
Realized capital gains	—		—	—	(3.26)	(3.05)	(0.67)
Net asset value, end of period	$18.50		$16.74	$13.40	$10.08	$20.52	$22.86
Total return (A)	10.51	% (B)	24.93%	32.94%	(33.64%)	2.76%	18.26%
Ratios and supplemental data:
Net assets at end of period (000s)	$24,066		$24,581	$20,329	$14,243	$26,216	$29,103
Ratios to average net assets:
Net expenses	1.55	% (C)	1.55%	1.55%	1.55%	1.49%	1.51%
Gross expenses	1.61	% (C)	1.62%	1.81%	1.84%	1.49%	1.55%
Net investment loss	(0.91	%) (C)	(0.43%)	(0.81%)	(0.51%)	(0.71%)	(0.51%)
Portfolio turnover	10	% (B)	18%	9%	7%	19%	19%

Touchstone Core Bond Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.73		$10.37	$9.49	$10.33	$10.24	$10.28
Income (loss) from investment operations:
Net investment income	0.20		0.38	0.39	0.54	0.46	0.50
Net realized and unrealized gain (loss) on investments	0.11		0.40	1.02	(0.88)	0.10	(0.08)
Total from investment operations	0.31		0.78	1.41	(0.34)	0.56	0.42
Dividends and distributions to shareholders from:
Net investment income	—		(0.42)	(0.48)	(0.50)	(0.47)	(0.46)
Distributions in excess of net investment income	—		—	(0.05)	—	—	—
Total dividends and distributions	—		(0.42)	(0.53)	(0.50)	(0.47)	(0.46)
Net asset value, end of period	$11.04		$10.73	$10.37	$9.49	$10.33	$10.24
Total return (A)	2.89	% (B)	7.57%	14.90%	(3.26%)	5.45%	4.05%
Ratios and supplemental data:
Net assets at end of period (000s)	$41,541		$40,408	$38,586	$35,435	$39,647	$37,358
Ratios to average net assets:
Net expenses	0.94	% (C)	0.91%	1.00%	1.00%	0.75%	0.75%
Gross expenses	0.94	% (C)	0.91%	1.02%	1.03%	0.96%	1.01%
Net investment income	3.63	% (C)	3.50%	3.67%	4.75%	4.67%	4.41%
Portfolio turnover	226	% (B)	487%	422%	171%	283%	231%

See Notes to Financial Highlights on page 22 .

The accompanying notes are an integral part of the financial statements.

Financial Highlights (Continued)

Touchstone High Yield Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.86		$7.64	$5.52	$7.94	$8.54	$8.53
Income (loss) from investment operations:
Net investment income	0.34		0.72	0.67	0.21	0.87	0.61
Net realized and unrealized gain (loss) on investments	0.01		0.25	1.92	(2.14)	(0.72)	0.06
Total from investment operations	0.35		0.97	2.59	(1.93)	0.15	0.67
Dividends and distributions to shareholders from:
Net investment income	—		(0.75)	(0.47)	(0.49)	(0.75)	(0.66)
Net asset value, end of period	$8.21		$7.86	$7.64	$5.52	$7.94	$8.54
Total return (A)	4.45	% (B)	12.65%	46.90%	(24.31%)	1.78%	7.90%
Ratios and supplemental data:
Net assets at end of period (000s)	$31,624		$32,552	$35,038	$29,081	$27,918	$37,361
Ratios to average net assets:
Net expenses	1.05	% (C)	1.05%	1.05%	1.05%	0.80%	0.80%
Gross expenses	1.05	% (C)	1.05%	1.05%	1.15%	0.94%	0.98%
Net investment income	6.85	% (C)	7.57%	8.72%	8.01%	6.88%	6.84%
Portfolio turnover	36	% (B)	56%	61%	52%	62%	46%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.04		$8.20	$6.69	$11.22	$10.99	$8.88
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.18	0.09	(0.05)	0.24	0.28
Net realized and unrealized gain (loss) on investments	0.59		0.82	1.52	(3.92)	0.35	2.08
Total from investment operations	0.65		1.00	1.61	(3.97)	0.59	2.36
Dividends and distributions to shareholders from:
Net investment income	—		(0.16)	(0.10)	(0.07)	(0.25)	(0.25)
Realized capital gains	—		—	—	(0.49)	(0.11)	—
Total dividends and distributions	—		(0.16)	(0.10)	(0.56)	(0.36)	(0.25)
Net asset value, end of period	$9.69		$9.04	$8.20	$6.69	$11.22	$10.99
Total return (A)	7.19	% (B)	12.20%	24.06%	(35.20%)	5.32%	26.57%
Ratios and supplemental data:
Net assets at end of period (000s)	$46,938		$43,120	$63,316	$49,265	$25,362	$26,285
Ratios to average net assets:
Net expenses	1.00	% (C)	1.00%	1.00%	1.00%	0.75%	0.75%
Gross expenses	1.13	% (C)	1.04%	1.06%	1.10%	1.10%	1.20%
Net investment income (loss)	1.33	% (C)	1.07%	1.40%	(1.42%)	1.91%	2.31%
Portfolio turnover	19	% (B)	33%	38%	81%	124%	53%

See Notes to Financial Highlights on page 22 .

The accompanying notes are an integral part of the financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$13.40		$11.04	$7.95	$18.55	$19.38	$17.63
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.04	0.03	0.02	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	1.15		2.35	3.07	(7.54)	2.85	2.95
Total from investment operations	1.11		2.39	3.10	(7.52)	2.80	2.86
Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	(0.01)	—	—	—
Realized capital gains	—		—	—	(3.08)	(3.63)	(1.11)
Total dividends and distributions	—		(0.03)	(0.01)	(3.08)	(3.63)	(1.11)
Net asset value, end of period	$14.51		$13.40	$11.04	$7.95	$18.55	$19.38
Total return (A)	8.28	% (B)	21.63%	38.99%	(39.70%)	14.43%	16.18%
Ratios and supplemental data:
Net assets at end of period (000s)	$27,574		$28,013	$25,521	$20,713	$46,356	$35,216
Ratios to average net assets:
Net expenses	1.19	% (C)	1.17%	1.16%	1.16%	1.15%	1.15%
Gross expenses	1.23	% (C)	1.27%	1.40%	1.36%	1.17%	1.28%
Net investment income (loss)	(0.60	%) (C)	0.31%	0.26%	0.06%	(0.29%)	(0.49%)
Portfolio turnover	95	% (B)	60%	71%	73%	83%	104%

Touchstone Money Market Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010		2009		2008	2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.00	(D)	0.00	(D)	0.01		0.03	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00	(D)	0.00	(D)	(0.00	) (D)	—	—	—
Total from investment operations	0.00	(D)	0.00	(D)	0.01		0.03	0.05	0.05
Dividends and distributions to shareholders from:
Net investment income	(0.00	) (D)	(0.00	) (D)	(0.01)		(0.03)	(0.05)	(0.05)
Realized capital gains	—		(0.00	) (D)	—		—	—	—
Total dividends and distributions	(0.00	) (D)	(0.00	) (D)	(0.01)		(0.03)	(0.05)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (A)	0.01	% (B)	0.19%		0.88%		2.99%	5.17%	4.94%
Ratios and supplemental data:
Net assets at end of period (000s)	$56,566		$57,032		$79,749		$52,790	$44,988	$37,256
Ratios to average net assets:
Net expenses	0.42	% (C)	0.53%		0.71	% (E)	0.65%	0.28%	0.28%
Gross expenses	0.71	% (C)	0.65%		0.72%		0.65%	0.47%	0.56%
Net investment income	0.01	% (C)	0.02%		0.80%		2.94%	5.06%	4.82%

See Notes to Financial Highlights on page 22 .

The accompanying notes are an integral part of the financial statements.

Financial Highlights (Continued)

Touchstone Third Avenue Value Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010		2009	2008	2007	2006
Net asset value, beginning of period	$17.67		$15.61		$12.93	$26.70	$29.24	$26.89
Income (loss) from investment operations:
Net investment income	0.00	(D)	0.25		0.26	0.23	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.71		2.90		3.78	(10.68)	(0.79)	4.05
Total from investment operations	0.71		3.15		4.04	(10.45)	(0.49)	4.27
Dividends and distributions to shareholders from:
Net investment income	—		(1.09)		(0.29)	(0.31)	(0.20)	(0.11)
Realized capital gains	—		—		(1.07)	(3.01)	(1.85)	(1.81)
Total dividends and distributions	—		(1.09)		(1.36)	(3.32)	(2.05)	(1.92)
Net asset value, end of period	$18.38		$17.67		$15.61	$12.93	$26.70	$29.24
Total return (A)	4.02	% (B)	20.20%		31.39%	(38.50%)	(1.79%)	15.87%
Ratios and supplemental data:
Net assets at end of period (000s)	$48,249		$52,578		$53,505	$58,109	$120,717	$125,330
Ratios to average net assets:
Net expenses	1.17	% (C)	1.17%		1.13%	1.06%	1.05%	1.05%
Gross expenses	1.35	% (C)	1.87	% (F)	1.34%	1.34%	1.07%	1.15%
Net investment income	0.81	% (C)	0.93%		1.17%	1.08%	1.03%	0.77%
Portfolio turnover	2	% (B)	10%		4%	12%	18%	10%

See Notes to Financial Highlights on page 22 .

The accompanying notes are an integral part of the financial statements.

Financial Highlights (Continued)

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.22		$9.17	$7.80	$12.70	$12.65	$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.14	(0.09)	0.26	0.40	0.24
Net realized and unrealized gain (loss) on investments	0.38		1.07	1.78	(4.00)	0.25	1.29
Total from investment operations	0.50		1.21	1.69	(3.74)	0.65	1.53
Dividends and distributions to shareholders from:
Net investment income	—		(0.16)	(0.20)	(0.25)	(0.22)	(0.12)
Realized capital gains	—		—	(0.12)	(0.91)	(0.38)	(0.06)
Total dividends and distributions	—		(0.16)	(0.32)	(1.16)	(0.60)	(0.18)
Net asset value, end of period	$10.72		$10.22	$9.17	$7.80	$12.70	$12.65
Total return (A)	4.89	% (B)	13.19%	21.72%	(29.12%)	5.12%	13.52%
Ratios and supplemental data:
Net assets at end of period (000s)	$15,804		$19,341	$17,470	$7,361	$12,610	$17,171
Ratios to average net assets:
Net expenses	0.75	% (C)	0.75%	0.75%	0.75%	0.50%	0.50%
Gross expenses	1.02	% (C)	1.07%	1.21%	1.25%	0.90%	1.18%
Net investment income (loss)	1.26	% (C)	1.54%	(2.18%)	2.15%	1.86%	1.94%
Portfolio turnover	15	% (B)	44%	45%	20%	39%	33%

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.60		$10.90	$10.17	$11.92	$11.50	$10.72
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.24	(0.04)	0.53	0.35	0.22
Net realized and unrealized gain (loss) on investments	0.27		0.72	1.24	(1.67)	0.31	0.65
Total from investment operations	0.37		0.96	1.20	(1.14)	0.66	0.87
Dividends and distributions to shareholders from:
Net investment income	—		(0.26)	(0.36)	(0.34)	(0.20)	(0.08)
Realized capital gains	—		—	(0.11)	(0.27)	(0.04)	(0.01)
Total dividends and distributions	—		(0.26)	(0.47)	(0.61)	(0.24)	(0.09)
Net asset value, end of period	$11.97		$11.60	$10.90	$10.17	$11.92	$11.50
Total return (A)	3.19	% (B)	8.81%	11.79%	(9.49%)	5.76%	8.15%
Ratios and supplemental data:
Net assets at end of period (000s)	$23,174		$23,066	$22,626	$10,835	$16,197	$14,213
Ratios to average net assets:
Net expenses	0.75	% (C)	0.75%	0.75%	0.75%	0.50%	0.50%
Gross expenses	0.99	% (C)	1.00%	1.10%	1.14%	0.91%	1.41%
Net investment income (loss)	1.56	% (C)	1.95%	(2.61%)	3.10%	3.24%	3.19%
Portfolio turnover	16	% (B)	21%	40%	39%	23%	14%

See Notes to Financial Highlights on page 22 .

The accompanying notes are an integral part of the financial statements.

Financial Highlights (Continued)

Touchstone Enhanced ETF Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.03		$7.34	$6.19	$13.88	$13.73	$11.98
Income (loss) from investment operations:
Net investment income	0.03		0.09	0.17	0.13	0.21	0.13
Net realized and unrealized gain (loss) on investments	0.40		0.75	1.20	(4.69)	0.35	1.71
Total from investment operations	0.43		0.84	1.37	(4.56)	0.56	1.84
Dividends and distributions to shareholders from:
Net investment income	—		(0.15)	(0.22)	(0.15)	(0.17)	(0.03)
Realized capital gains	—		—	—	(2.98)	(0.24)	(0.06)
Total dividends and distributions	—		(0.15)	(0.22)	(3.13)	(0.41)	(0.09)
Net asset value, end of period	$8.46		$8.03	$7.34	$6.19	$13.88	$13.73
Total return (A)	5.35	% (B)	11.50%	22.17%	(31.40%)	4.03%	15.38%
Ratios and supplemental data:
Net assets at end of period (000s)	$14,097		$14,305	$17,403	$19,557	$39,526	$47,264
Ratios to average net assets:
Net expenses	0.75	% (C)	0.75%	0.75%	0.75%	0.50%	0.50%
Gross expenses	1.14	% (C)	1.07%	1.14%	1.06%	0.75%	0.85%
Net investment income	0.56	% (C)	0.68%	1.50%	1.54%	1.13%	1.26%
Portfolio turnover	58	% (B)	121%	75%	78%	88%	62%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding

	Six Months Ended June 30, 2011		For the Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.99		$11.01	$9.67	$12.60	$12.21	$11.11
Income (loss) from investment operations:
Net investment income	0.13		0.23	0.19	0.17	0.33	0.22
Net realized and unrealized gain (loss) on investments	0.38		1.01	1.50	(2.74)	0.31	1.00
Total from investment operations	0.51		1.24	1.69	(2.57)	0.64	1.22
Dividends and distributions to shareholders from:
Net investment income	—		(0.26)	(0.35)	(0.21)	(0.16)	(0.10)
Realized capital gains	—		—	—	(0.15)	(0.09)	(0.02)
Total dividends and distributions	—		(0.26)	(0.35)	(0.36)	(0.25)	(0.12)
Net asset value, end of period	$12.50		$11.99	$11.01	$9.67	$12.60	$12.21
Total return (A)	4.25	% (B)	11.25%	17.44%	(20.34%)	5.24%	10.97%
Ratios and supplemental data:
Net assets at end of period (000s)	$49,412		$53,492	$52,504	$33,476	$29,017	$27,991
Ratios to average net assets:
Net expenses	0.75	% (C)	0.75%	0.75%	0.75%	0.50%	0.50%
Gross expenses	0.91	% (C)	0.89%	0.92%	0.94%	0.77%	1.02%
Net investment income	1.51	% (C)	1.79%	2.37%	2.85%	2.59%	2.57%
Portfolio turnover	15	% (B)	19%	24%	29%	12%	15%

See Notes to Financial Highlights on page 22 .

The accompanying notes are an integral part of the financial statements.

Financial Highlights (Continued)

Notes to Financial Highlights

(A)  Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the return would be lower.

(B)  Not annualized.

(C)  Annualized.

(D)  Less than $0.005 per share.

(E)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.67%.

(F)  Absent PFIC tax expenses, the ratio of gross expenses to average net assets would have been 1.37%.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

June 30, 2011 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of the following eleven funds, individually, a "Fund", and collectively, the "Funds":

Touchstone Baron Small Cap Growth Fund ("Baron Small Cap Growth Fund")
Touchstone Core Bond Fund ("Core Bond Fund")
Touchstone High Yield Fund ("High Yield Fund")
Touchstone Large Cap Core Equity Fund ("Large Cap Core Equity Fund")
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund")
Touchstone Money Market Fund ("Money Market Fund")
Touchstone Third Avenue Value Fund ("Third Avenue Value Fund")
Touchstone Aggressive ETF Fund ("Aggressive ETF Fund")
Touchstone Conservative ETF Fund ("Conservative ETF Fund")
Touchstone Enhanced ETF Fund ("Enhanced ETF Fund")
Touchstone Moderate ETF Fund ("Moderate ETF Fund")

Each Fund (except the Third Avenue Value Fund) is an open-end, diversified, management investment company. The Third Avenue Value Fund is an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2010, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of The Western & Southern Financial Group ("Western-Southern"), and the majority of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

During the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2 except as shown in the Portfolio of Investments for the Third Avenue Value Fund.

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 "Amendments to Achieve Common Fair Value Measurement

Notes to Financial Statements (Continued)

and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS)." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) fair value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund's total return, and the potential for losses in excess of the Fund's initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended June 30, 2011, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of June 30, 2011, there were no open forward foreign currency contracts.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds' derivative financial instruments by primary risk exposure as of June 30, 2011:

For the six months ended June 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

Third Avenue Value Fund
Forward foreign currency exchange contracts:
Average number of contracts	1
Average U.S. dollar amount purchased	$48,529
Average U.S. dollar amount sold	$48,730

Notes to Financial Statements (Continued)

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended June 30, 2011
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Third Avenue Value Fund	Forward foreign currency exchange contracts	$(402)	$—

*  Statements of Operations Location:  Net realized gain on foreign currency

**  Statements of Operations Location:  Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

As of June 30, 2011, the following Funds loaned securities and received collateral as follows:

Fund	Fair Value of Securities Loaned	Value of Collateral Received
Baron Small Cap Growth Fund	$4,043,401	$4,093,340
Core Bond Fund	$50,738	$52,470
High Yield Fund	$92,342	$95,495
Large Cap Core Equity Fund	$205,486	$204,570
Mid Cap Growth Fund	$1,830,838	$2,132,497
Third Avenue Value Fund	$979,279	$1,000,522
Aggressive ETF Fund	$4,056,040	$4,109,376
Conservative ETF Fund	$4,804,731	$4,888,208
Enhanced ETF Fund	$386,074	$392,301
Moderate ETF Fund	$749,228	$758,280

All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Funds' securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $5,386 in collateral the following business day for securities on loan in the Large Cap Core Equity Fund as of June 30, 2011.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The net asset value per share is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of outstanding shares.

Notes to Financial Statements (Continued)

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund, except the Money Market Fund, declares and distributes net investment income, if any, annually as a dividend to shareholders. The Money Market Fund declares dividends daily and distributes dividends monthly. Any realized capital gains on sales of securities for each Fund, net of applicable capital loss carryforwards, are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2011:

	Baron Small Cap Growth Fund	Core Bond Fund	High Yield Fund
Purchases of investment securities	$2,526,104	$4,385,778	$11,500,316
Proceeds from sales and maturities	$4,635,203	$6,187,500	$12,724,481
	Large Cap Core Equity Fund	Mid Cap Growth Fund	Third Avenue Value Fund
Purchases of investment securities	$10,233,049	$26,690,455	$1,004,506
Proceeds from sales and maturities	$8,863,020	$28,985,687	$6,515,043

	Aggressive ETF Fund	Conservative ETF Fund	Enhanced ETF Fund	Moderate ETF Fund
Purchases of investment securities	$2,934,028	$3,801,331	$8,603,078	$7,694,830
Proceeds from sales and maturities	$7,413,526	$4,357,228	$9,610,759	$13,642,165

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

Notes to Financial Statements (Continued)

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Baron Small Cap Growth Fund	1.05%

Core Bond Fund	0.55% on the first $100 million 0.50% of the next $100 million 0.45% of the next $100 million 0.40% of such assets in excess of $300 million

High Yield Fund	0.50% on the first $100 million 0.45% of the next $100 million 0.40% of the next $100 million 0.35% of such assets in excess of $300 million

Large Cap Core Equity Fund	0.65% on the first $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% of such assets in excess of $300 million

Mid Cap Growth Fund*	0.75% on the first $500 million 0.70% of the next $500 million 0.65% of such assets in excess of $1 billion

Money Market Fund	0.18%

Third Avenue Value Fund	0.80% on the first $100 million 0.75% of the next $100 million 0.70% of the next $100 million 0.65% of such assets in excess of $300 million

Aggressive ETF Fund Conservative ETF Fund Enhanced ETF Fund Moderate ETF Fund	0.40% on the first $50 million 0.38% of the next $50 million 0.36% of such assets in excess of $100 million

*  Prior to March 1, 2011, the fee for the Mid Cap Growth Fund was 0.80%.

The Advisor has entered into investment sub-advisory agreements with the following parties:

BAMCO, Inc. Baron Small Cap Growth Fund Fort Washington Investment Advisors, Inc.* Core Bond Fund High Yield Fund Money Market Fund Third Avenue Management, LLC Third Avenue Value Fund	Todd/Veredus Asset Management, LLC Large Cap Core Equity Fund Aggressive ETF Fund Conservative ETF Fund Enhanced ETF Fund Moderate ETF Fund Westfield Capital Management Company, L.P. Mid Cap Growth Fund**

*  Affiliate of the Advisor

**  Effective February 23, 2011, TCW Investment Management Company was removed as sub-advisor of the Mid Cap Growth Fund.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage

Notes to Financial Statements (Continued)

of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

Fund
Baron Small Cap Growth Fund	1.55%
Core Bond Fund	1.00%
High Yield Fund	1.05%
Large Cap Core Equity Fund	1.00%
Mid Cap Growth Fund*	1.26%
Money Market Fund	0.75%
Third Avenue Value Fund	1.17%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Enhanced ETF Fund	0.75%
Moderate ETF Fund	0.75%

*  Prior to March 1, 2011, the amount for the Mid Cap Growth Fund was 1.17%.

These fee waivers and expense limitations will remain in effect until at least April 29, 2012.

During the six months ended June 30, 2011, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

Fund	Shareholder Servicing Fees Waived	Administration Fees Waived
Baron Small Cap Growth Fund	$—	$(7,708)
High Yield Fund	$—	$(248)
Large Cap Core Equity Fund	$—	$(30,864)
Mid Cap Growth Fund	$—	$(5,975)
Money Market Fund	$(20,827)	$(49,561)
Third Avenue Value Fund	$—	$(45,749)
Aggressive ETF Fund	$(6,016)	$(18,255)
Conservative ETF Fund	$(4,836)	$(23,226)
Enhanced ETF Fund	$(13,322)	$(14,148)
Moderate ETF Fund	$—	$(41,085)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the Trust's aggregate net assets up to $1 billion, 0.16% of the next $1 billion of aggregate net assets and 0.12% on assets in excess of $2 billion.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

Notes to Financial Statements (Continued)

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust entered into a Shareholder Servicing Plan for each Fund of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives an annual fee from each Fund.

AFFILIATED INVESTMENTS

Each Fund, except the Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2011, is as follows:

	Share Activity
	Balance 12/31/10	Purchases	Sales	Balance 06/30/11	Dividends	Value 06/30/11
Baron Small Cap Growth Fund	1,443,090	3,820,977	(4,842,536)	421,531	$1,015	$421,531
Core Bond Fund	2,705,440	38,093,367	(36,969,439)	3,829,368	$4,356	$3,829,368
High Yield Fund	416,239	7,978,105	(8,322,984)	71,360	$442	$71,360
Large Cap Core Equity Fund	629,519	9,723,046	(9,290,470)	1,062,095	$747	$1,062,095
Mid Cap Growth Fund	552,764	6,696,197	(7,203,099)	45,862	$697	$45,862
Third Avenue Value Fund	3,177,555	5,829,270	(6,262,534)	2,744,291	$2,980	$2,744,291
Aggressive ETF Fund	173,668	1,660,090	(1,525,833)	307,925	$193	$307,925
Conservative ETF Fund	255,117	3,708,879	(3,581,685)	382,311	$295	$382,311
Enhanced ETF Fund	165,474	1,537,674	(1,499,408)	203,740	$166	$203,740
Moderate ETF Fund	683,798	8,255,820	(8,066,071)	873,547	$683	$873,547

Notes to Financial Statements (Continued)

5. Capital Share Transactions

Capital share transactions for the Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Baron Small Cap Growth Fund		Core Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Shares issued	102,038	475,375	153,883	258,185
Shares reinvested	—	—	—	143,704
Shares redeemed	(269,956)	(524,328)	(158,267)	(356,746)
Change in shares outstanding	(167,918)	(48,953)	(4,384)	45,143
Shares outstanding, beginning of period	1,468,494	1,517,447	3,766,091	3,720,948
Shares outstanding, end of period	1,300,576	1,468,494	3,761,707	3,766,091
	High Yield Fund		Large Cap Core Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Shares issued	419,187	1,785,565	581,875	909,725
Shares reinvested	—	359,362	—	83,206
Shares redeemed	(709,825)	(2,590,912)	(507,239)	(3,944,970)
Change in shares outstanding	(290,638)	(445,985)	74,636	(2,952,039)
Shares outstanding, beginning of period	4,140,564	4,586,549	4,770,311	7,722,350
Shares outstanding, end of period	3,849,926	4,140,564	4,844,947	4,770,311
	Mid Cap Growth Fund		Third Avenue Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Shares issued	116,698	393,136	39,024	229,281
Shares reinvested	—	4,257	—	173,403
Shares redeemed	(306,104)	(618,451)	(389,643)	(854,423)
Change in shares outstanding	(189,406)	(221,058)	(350,619)	(451,739)
Shares outstanding, beginning of period	2,090,026	2,311,084	2,975,294	3,427,033
Shares outstanding, end of period	1,900,620	2,090,026	2,624,675	2,975,294

Notes to Financial Statements (Continued)

	Aggressive ETF Fund		Conservative ETF Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Shares issued	19,254	580,451	171,172	237,540
Shares reinvested	—	29,050	—	43,624
Shares redeemed	(437,268)	(621,706)	(224,594)	(367,446)
Change in shares outstanding	(418,014)	(12,205)	(53,422)	(86,282)
Shares outstanding, beginning of period	1,892,793	1,904,998	1,989,091	2,075,373
Shares outstanding, end of period	1,474,779	1,892,793	1,935,669	1,989,091
	Enhanced ETF Fund		Moderate ETF Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Shares issued	56,898	55,768	154,273	545,358
Shares reinvested	—	33,608	—	94,266
Shares redeemed	(172,199)	(678,122)	(662,533)	(949,208)
Change in shares outstanding	(115,301)	(588,746)	(508,260)	(309,584)
Shares outstanding, beginning of period	1,781,743	2,370,489	4,460,700	4,770,284
Shares outstanding, end of period	1,666,442	1,781,743	3,952,440	4,460,700

6. Federal Tax Information

Federal income tax — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

The tax character of distributions paid for the years ended December 31, 2010 and 2009 was as follows:

	Baron Small Cap Growth Fund		Core Bond Fund		High Yield Fund		Large Cap Core Equity Fund
	2010	2009	2010	2009	2010	2009	2010	2009
From ordinary income	$—	$—	$1,536,204	$1,889,191	$2,820,992	$2,027,665	$751,349	$761,831

	Mid Cap Growth Fund		Money Market Fund		Third Avenue Value Fund
	2010	2009	2010	2009	2010	2009
From ordinary income	$57,209	$22,151	$114,337	$1,129,634	$3,062,305	$977,362
From long-term capital gains	—	—	—	—	—	3,380,340
	$57,209	$22,151	$114,337	$1,129,634	$3,062,305	$4,357,702

Notes to Financial Statements (Continued)

	Aggressive ETF Fund		Conservative ETF Fund		Enhanced ETF Fund		Moderate ETF Fund
	2010	2009	2010	2009	2010	2009	2010	2009
From ordinary income	$296,598	$371,904	$504,733	$719,618	$269,871	$512,143	$1,128,367	$1,603,350
From long-term capital gains	—	228,228	—	217,064	—	—	—	—
	$296,598	$600,132	$504,733	$936,682	$269,871	$512,143	$1,128,367	$1,603,350

The following information is computed on a tax basis for each item as of December 31, 2010:

	Baron Small Cap Growth Fund	Core Bond Fund	High Yield Fund	Large Cap Core Equity Fund
Tax cost of portfolio investments	$18,416,605	$42,781,091	$30,493,293	$40,173,257
Gross unrealized appreciation	10,829,477	1,105,447	2,168,848	5,125,291
Gross unrealized depreciation	(50,699)	(1,067,635)	(106,179)	(681,314)
Net unrealized appreciation	10,778,778	37,812	2,062,669	4,443,977
Accumulated capital and other losses	(405,606)	—	(3,316,183)	(15,132,353)
Post October losses	—	(237,598)	(110,619)	—
Undistributed ordinary income	—	2,146,034	2,424,031	569,185
Undistributed capital gains	—	458,662	—	—
Accumulated earnings (deficit)	$10,373,172	$2,404,910	$1,059,898	$(10,119,191)

	Mid Cap Growth Fund	Money Market Fund	Third Avenue Value Fund
Tax cost of portfolio investments	$24,049,571	$56,984,928	$40,415,755
Gross unrealized appreciation	5,802,564	—	16,255,955
Gross unrealized depreciation	(502,973)	—	(3,096,366)
Net unrealized appreciation	5,299,591	—	13,159,589
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—	97
Accumulated capital and other losses	(4,840,252)	—	(11,616,254)
Post October losses	—	—	—
Undistributed ordinary income	75,662	1,176	839,753
Accumulated earnings	$535,001	$1,176	$2,383,185

	Aggressive ETF Fund	Conservative ETF Fund	Enhanced ETF Fund	Moderate ETF Fund
Tax cost of portfolio investments	$23,124,763	$27,863,443	$16,868,067	$64,210,875
Gross unrealized appreciation	1,191,494	1,120,272	1,525,393	2,783,199
Gross unrealized depreciation	(132,703)	(105,267)	(67,315)	(2,463,071)
Net unrealized appreciation	1,058,791	1,015,005	1,458,078	320,128
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—	—	442
Accumulated capital and other losses	(1,772,483)	(376,189)	(9,614,920)	(3,190,168)
Post October losses	—	—	(253,243)	—
Undistributed ordinary income	254,243	439,879	101,821	926,794
Accumulated earnings (deficit)	$(459,449)	$1,078,695	$(8,308,264)	$(1,942,804)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales loss deferrals, investments in passive foreign investment companies, regulated investment companies, and real estate investment trusts.

Notes to Financial Statements (Continued)

As of December 31, 2010, the Funds had the following capital loss carryforwards for federal income tax purposes:

Fund	Amount	Expires December 31,
Baron Small Cap Growth Fund	$405,606	2017
High Yield Fund	$480,001	2011
	935,126	2016
	1,901,056	2017
	$3,316,183
Large Cap Core Equity Fund*	$2,118,382	2015
	2,591,468	2016
	7,960,612	2017
	2,461,891	2018
	$15,132,353
Mid Cap Growth Fund	$1,166,599	2016
	3,673,653	2017
	$4,840,252
Third Avenue Value Fund	$11,616,254	2017
Aggressive ETF Fund	$1,026,841	2017
	745,642	2018
	$1,772,483
Conservative ETF Fund	$336,006	2017
	40,183	2018
	$376,189
Enhanced ETF Fund	$2,622,721	2016
	6,992,199	2017
	$9,614,920
Moderate ETF Fund*	$58,366	2015
	64,383	2016
	1,855,134	2017
	1,212,285	2018
	$3,190,168

*  Amount may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Notes to Financial Statements (Continued)

During the year ended December 31, 2010, the following Funds utilized capital loss carryforwards:

Fund	Amount
Baron Small Cap Growth Fund	$1,680,904
Core Bond Fund	52,692
High Yield Fund	1,151,101
Mid Cap Growth Fund	748,450
Money Market Fund	158
Third Avenue Value Fund	3,208,164
Enhanced ETF Fund	380,060

From November 1, 2010 to December 31, 2010, the Funds shown below incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on January 1, 2011:

Fund	Amount
Core Bond Fund	$237,598
High Yield Fund	110,619
Enhanced ETF Fund	253,243

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications which are primarily attributed to the tax treatment of net investment loss, foreign currency gain/loss, paydown gain/loss on mortgage backed and asset backed securities, expiration of capital loss carryforwards, real estate investment trusts, securities contributed in-kind, Passive Foreign Investment Companies, stock issuance costs and net gains/losses of regulated investment companies have been made to the following Funds for the year ended December 31, 2010:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)	Paid-In Capital
Baron Small Cap Growth Fund	$90,733	$244	$(90,977)
Core Bond Fund	$42,535	$(42,535)	$—
Large Cap Core Equity Fund	$—	$4,692,851	$(4,692,851)
Mid Cap Growth Fund	$(1,929)	$1,929	$—
Third Avenue Value Fund	$226,837	$1,601,912	$(1,828,749)
Aggressive ETF Fund	$(2,584)	$2,584	$—
Conservative ETF Fund	$(6,546)	$6,546	$—
Enhanced ETF Fund	$(1,654)	$1,654	$—
Moderate ETF Fund	$(11,988)	$11,988	$—

Notes to Financial Statements (Continued)

As of June 30, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Baron Small Cap Growth Fund	$17,428,217	$11,076,000	$(234,181)	$10,841,819
Core Bond Fund	$44,757,691	$961,030	$(1,080,534)	$(119,504)
High Yield Fund	$29,785,475	$1,274,790	$(189,091)	$1,085,699
Large Cap Core Equity Fund	$39,664,140	$10,262,364	$(2,008,254)	$8,254,110
Mid Cap Growth Fund	$25,837,192	$4,784,846	$(864,384)	$3,920,462
Money Market Fund	$56,714,655	$—	$—	$—
Third Avenue Value Fund	$33,954,078	$17,943,357	$(2,526,997)	$15,416,360
Aggressive ETF Fund	$19,454,440	$1,467,212	$(912,484)	$554,728
Conservative ETF Fund	$26,743,256	$2,132,178	$(735,521)	$1,396,657
Enhanced ETF Fund	$13,261,502	$1,487,548	$(243,655)	$1,243,893
Moderate ETF Fund	$46,583,656	$5,719,973	$(1,890,671)	$3,829,302

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the "Federal Tax Information" section of the financial statement notes for the fiscal year ending December 31, 2011.

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or

Notes to Financial Statements (Continued)

diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

9. Subsequent Events

During a meeting of the Board of Trustees held June 22, 2011, the Trustees unanimously approved a change in the Sub-Administrator and Transfer Agent to the Funds. Effective on or about December 3, 2011, Bank of New York Mellon will assume responsibility for these services.

There were no other subsequent events that necessitated recognition or disclosures.

Portfolio of Investments
Touchstone Baron Small Cap Growth Fund – June 30, 2011 (Unaudited)

Common Stocks — 98.7%	Shares	Market Value
Consumer Discretionary — 32.2%
Blue Nile, Inc.* †	2,400	$105,552
Choice Hotels International, Inc.	14,500	483,720
DeVry, Inc.	16,500	975,645
Dick's Sporting Goods, Inc.*	28,500	1,095,825
LKQ Corp.*	16,000	417,440
Lumber Liquidators Holdings, Inc.* †	9,000	228,600
Morningstar, Inc.	7,200	437,616
New York Times Co. - Class A* †	6,500	56,680
Panera Bread Co. - Class A*	3,000	376,980
Peet's Coffee & Tea, Inc.* †	10,000	577,000
Penn National Gaming, Inc.*	10,000	403,400
Penske Auto Group, Inc.	2,500	56,850
Polo Ralph Lauren Corp.	6,000	795,660
Strayer Education, Inc. †	3,500	442,365
Under Armour, Inc. - Class A* †	6,000	463,860
Vail Resorts, Inc.	14,000	647,080
Wynn Resorts Ltd.	1,359	195,071
		7,759,344
Financials — 14.5%
Alexander's, Inc. REIT	1,200	476,400
Alexandria Real Estate Equities, Inc. REIT	2,500	193,550
American Assets Trust, Inc. REIT	1,900	42,655
Arch Capital Group Ltd.*	36,000	1,149,120
Cohen & Steers, Inc.	7,423	246,072
Douglas Emmett, Inc. REIT	16,000	318,240
Eaton Vance Corp.	9,000	272,070
Green Dot Corp. - Class A* †	3,000	101,940
Interactive Brokers Group, Inc. - Class A	3,000	46,950
Jefferies Group, Inc.	8,000	163,200
LaSalle Hotel Properties REIT	3,500	92,190
Netspend Holdings, Inc.*	9,000	90,000
Primerica, Inc.	13,000	285,610
		3,477,997
Industrials — 12.6%
Aecom Technology Corp.*	5,500	150,370
Air Lease Corp.*	921	22,371
Colfax Corp.*	1,800	44,640
Copart, Inc.*	7,500	349,500
CoStar Group, Inc.* †	6,500	385,320
Generac Holdings, Inc.*	15,000	291,000
Genesee & Wyoming, Inc. - Class A*	15,750	923,580
Middleby Corp.*	3,000	282,120
RPX Corp.*	1,579	44,259
Tetra Tech, Inc.*	14,000	315,000
Valmont Industries, Inc.	1,500	144,585
Zipcar, Inc.* †	3,800	77,558
		3,030,303
Energy — 11.0%
Brigham Exploration Co.*	11,500	344,195
CARBO Ceramics, Inc. †	3,800	619,210
Denbury Resources, Inc.*	5,700	114,000

	Shares	Market Value
Georesources, Inc.*	10,000	$224,900
SEACOR Holdings, Inc.	4,500	449,820
SM Energy Co.	5,400	396,792
Southern Union Co.	8,100	325,215
Targa Resources Corp.	5,500	184,030
		2,658,162
Health Care — 10.1%
AMERIGROUP Corp.*	14,200	1,000,674
CFR Pharmaceuticals SA 144a ADR*	4,172	113,372
Chemed Corp.	3,000	196,560
Community Health Systems, Inc.*	12,000	308,160
Edwards Lifesciences Corp.*	4,800	418,464
Gen-Probe, Inc.*	2,800	193,620
IDEXX Laboratories, Inc.*	800	62,048
Techne Corp.	1,000	83,370
Vanguard Health Systems, Inc.*	2,787	47,853
		2,424,121
Information Technology — 6.7%
Advent Software, Inc.*	6,000	169,020
Blackboard, Inc.*	648	28,117
Booz Allen Hamilton Holding Corp.*	3,300	63,063
MAXIMUS, Inc.	3,000	248,190
Pegasystems, Inc. †	7,000	325,850
RealPage, Inc.* †	8,500	224,995
SS&C Technologies Holdings, Inc.*	12,215	242,712
Synchronoss Technologies, Inc.*	2,500	79,325
WebMD Health Corp.*	5,000	227,900
		1,609,172
Consumer Staples — 6.0%
Church & Dwight Co., Inc.	12,000	486,480
Diamond Foods, Inc. †	5,500	419,870
TreeHouse Foods, Inc.*	6,000	327,660
United Natural Foods, Inc.*	5,000	213,350
		1,447,360
Utilities — 3.0%
ITC Holdings Corp.	10,000	717,700
Materials — 1.4%
Intrepid Potash, Inc.*	4,500	146,250
Molycorp, Inc.* †	3,240	197,834
		344,084
Telecommunication Services — 1.2%
SBA Communications Corp. - Class A*	7,513	286,922
Total Common Stocks		$23,755,165

Touchstone Baron Small Cap Growth Fund (Continued)

	Shares	Market Value
Investment Funds — 18.8%
Invesco Liquid Assets Portfolio **	4,093,340	$4,093,340
Touchstone Institutional Money Market Fund^	421,531	421,531
Total Investment Funds		$4,514,871
Total Investment Securities — 117.5% (Cost $17,428,217)		$28,270,036
Liabilities in Excess of Other Assets — (17.5%)		(4,203,726)
Net Assets — 100.0%		$24,066,310

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $4,043,401.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $113,372 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,755,165	$—	$—	$23,755,165
Investment Funds	4,514,871	—	—	4,514,871
				$28,270,036

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Core Bond Fund – June 30, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 29.9% Financials — 7.0%
$250,000	Bank of America Corp. MTN, 5.000%, 5/13/21	$246,962
200,000	Brandywine Operating Partnership LP, 5.400%, 11/1/14	214,107
190,000	Caterpillar Financial Services Corp. MTN, 5.450%, 4/15/18	214,880
20,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	19,925
10,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	9,975
170,000	Citigroup, Inc., 5.500%, 4/11/13	180,485
250,000	Credit Suisse New York MTN, 4.375%, 8/5/20	244,439
200,000	General Electric Capital Corp. MTN, 5.625%, 5/1/18	218,744
200,000	Goldman Sachs Group, Inc., 7.500%, 2/15/19	232,709
160,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	158,942
150,000	JPMorgan Chase & Co., 4.250%, 10/15/20	146,750
16,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (A)	21,240
16,000	Lyondell Chemical Co., 144a, 8.000%, 11/1/17	17,800
40,000	MetLife, Inc., 10.750%, 8/1/39	56,300
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	256,848
26,000	MPT Operating Partnership LP / MPT Finance Corp., 144a, 6.875%, 5/1/21	25,545
52,000	Omega Healthcare Investors, Inc., 144a, 6.750%, 10/15/22	51,285
15,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 8.500%, 10/15/16	15,637
145,000	Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39	164,994
175,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16	193,643
220,000	Xstrata Finance Canada Ltd., 144a, 5.500%, 11/16/11	223,824
		2,915,034
	Consumer Discretionary — 5.9%
23,000	Accuride Corp., 9.500%, 8/1/18	24,610
40,000	ACE Hardware Corp., 144a, 9.125%, 6/1/16	42,500
37,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	38,110
15,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	15,806
60,000	Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	62,400

Principal Amount		Market Value
$32,000	Chrysler Group LLC / CG Co-Issuer, Inc., 144a, 8.250%, 6/15/21	$31,360
5,000	Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18	5,312
195,000	Comcast Corp., 5.700%, 7/1/19	216,935
24,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	25,320
50,000	CSC Holdings LLC, 8.625%, 2/15/19	56,375
50,000	Dana Holding Corp., 6.750%, 2/15/21	49,312
230,000	DirecTV Holdings LLC / DirecTV Financing Co., Inc., 7.625%, 5/15/16	250,700
11,000	Entravision Communications Corp., 8.750%, 8/1/17	11,385
100,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	105,000
8,000	Exide Technologies, 144a, 8.625%, 2/1/18	8,320
27,000	Fisher Communications, Inc., 8.625%, 9/15/14	27,338
23,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	25,243
190,000	Home Depot, Inc., 5.950%, 4/1/41	195,667
27,000	Icon Health & Fitness, 144a, 11.875%, 10/15/16	27,540
22,000	Inergy LP / Inergy Finance Corp., 7.000%, 10/1/18	22,220
30,000	Insight Communications Co., Inc., 144a, 9.375%, 7/15/18	32,925
28,000	Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19	27,790
18,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	18,405
51,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	49,598
8,000	Lear Corp., 7.875%, 3/15/18	8,600
57,000	Libbey Glass, Inc., 10.000%, 2/15/15	61,845
140,000	Macy's Retail Holdings, Inc., 5.350%, 3/15/12	143,547
41,000	Meritage Homes Corp., 7.150%, 4/15/20	39,975
175,000	News America, Inc., 6.900%, 3/1/19	203,672
6,000	Pulte Group, Inc., 6.375%, 5/15/33	4,950
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,210
300,000	Time Warner Cable, Inc., 4.125%, 2/15/21	289,972
21,000	Tomkins LLC / Tomkins, Inc., 144a, 9.000%, 10/1/18	22,627
24,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	25,860
225,000	Viacom, Inc., 6.250%, 4/30/16	258,788
10,000	Visteon Corp., 144a, 6.750%, 4/15/19	9,650
		2,451,867

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 29.9% (Continued) Utilities — 5.2%
$45,000	AES Corp., 8.000%, 10/15/17	$47,700
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	26,125
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	30,600
215,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	240,666
15,000	CMS Energy Corp., 8.750%, 6/15/19	18,310
51,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	50,617
12,000	Crosstex Energy, 8.875%, 2/15/18	12,780
160,000	Enel Finance International NV, 144a, 6.250%, 9/15/17	176,635
40,000	Enterprise Products Operating LLC, 7.000%, 6/1/67 (A)	39,900
175,000	Enterprise Products Operating LLC, 3.200%, 2/1/16	177,770
53,000	Genesis Energy LP / Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	52,735
50,000	Intergen NV, 144a, 9.000%, 6/30/17	52,875
160,000	Ipalco Enterprises, Inc., 144a, 5.000%, 5/1/18	156,297
24,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.750%, 11/1/20	24,480
145,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66 (A)	143,913
140,000	Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37	147,852
165,000	PPL Energy Supply LLC, 6.500%, 5/1/18	186,163
40,000	Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16	44,600
195,000	Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13	209,254
101,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 7.875%, 10/15/18	106,555
190,000	TransCanada PipeLines Ltd., 6.100%, 6/1/40	201,281
		2,147,108
	Industrials — 2.5%
39,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	40,950
7,000	Aviation Capital Group, 144a, 6.750%, 4/6/21	6,906
165,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	169,969
10,000	BWAY Holding Co., 10.000%, 6/15/18	10,912
16,000	Calcipar SA, 144a, 6.875%, 5/1/18	16,040
25,000	Cenveo Corp., 8.875%, 2/1/18	24,250
9,338	Continental Airlines 2003-ERJ1 Pass Through Trust, 7.875%, 7/2/18	9,315

Principal Amount		Market Value
$23,000	Griffon Corp., 144a, 7.125%, 4/1/18	$23,086
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	25,875
39,000	Kemet Corp., 10.500%, 5/1/18	43,095
27,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	28,215
47,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	49,350
31,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc, 144a, 8.125%, 2/15/19	29,760
22,000	Navios South American Logisitcs, Inc. / Navios Logistics Finance US Inc, 144a, 9.250%, 4/15/19	22,165
230,000	Norfolk Southern Corp., 5.750%, 4/1/18	260,385
9,000	PHH Corp., 9.250%, 3/1/16	9,844
190,000	Republic Services, Inc., 3.800%, 5/15/18	190,814
4,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	4,000
10,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	9,883
50,000	TransDigm, Inc., 144a, 7.750%, 12/15/18	52,500
15,000	Tutor Perini Corp., 7.625%, 11/1/18	14,400
		1,041,714
	Telecommunication Services — 2.5%
19,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	19,855
225,000	AT&T, Inc., 6.550%, 2/15/39	246,787
49,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	48,878
45,000	Cricket Communications, Inc., 7.750%, 5/15/16	47,700
18,000	DISH DBS Corp., 7.875%, 9/1/19	19,417
1,000	EH Holding Corp., 144a, 7.625%, 6/15/21	1,020
5,000	EH Holding Corp., 144a, 6.500%, 6/15/19	5,087
57,000	Frontier Communications Corp., 8.500%, 4/15/20	62,130
14,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	14,823
19,000	NII Capital Corp., 8.875%, 12/15/19	20,971
30,000	NII Capital Corp., 7.625%, 4/1/21	31,350
25,000	PAETEC Holding Corp., 8.875%, 6/30/17	26,250
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,370
50,000	Sprint Nextel Corp., 8.375%, 8/15/17	54,938
7,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	7,464
175,000	Verizon Communications, Inc., 6.250%, 4/1/37	185,708
50,000	West Corp., 144a, 8.625%, 10/1/18	50,500
100,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	113,250
69,000	Windstream Corp., 7.875%, 11/1/17	73,226
		1,040,724

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 29.9% (Continued) Materials — 2.1%
$50,000	AK Steel Corp., 7.625%, 5/15/20 †	$51,250
36,000	Aleris International, Inc., 144a, 7.625%, 2/15/18	35,910
275,000	ArcelorMittal, 5.500%, 3/1/21	275,429
225,000	Barrick Gold Corp., 144a, 2.900%, 5/30/16	224,823
27,000	Cascades, Inc., 7.750%, 12/15/17	28,147
15,000	Cascades, Inc., 7.875%, 1/15/20	15,619
30,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	32,437
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,900
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,900
30,000	Koppers, Inc., 7.875%, 12/1/19	32,025
10,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	10,050
10,000	Novelis, Inc., 8.375%, 12/15/17	10,675
38,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	39,235
9,000	PolyOne Corp., 7.375%, 9/15/20	9,428
37,000	Tembec Industries, Inc., 11.250%, 12/15/18	38,711
21,000	Texas Industries, Inc., 9.250%, 8/15/20	20,318
12,000	Vulcan Materials Co., 7.500%, 6/15/21	11,984
		857,841
	Energy — 1.9%
67,000	Basic Energy Services, Inc., 144a, 7.750%, 2/15/19	67,335
18,000	Basic Energy Services, Inc., 7.125%, 4/15/16	18,000
12,000	Chesapeake Energy Corp., 6.625%, 8/15/20	12,630
32,000	Coffeyville Resources LLC / Coffeyville Finance Inc., 144a, 10.875%, 4/1/17	36,320
78,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	80,340
75,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 9.000%, 6/1/16	78,469
50,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15	50,000
16,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	16,080
14,000	Newfield Exploration Co., 6.875%, 2/1/20	14,875
195,000	NuStar Logistics LP, 6.050%, 3/15/13	207,929
32,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	32,912
104,000	Petrohawk Energy Corp., 144a, 6.250%, 6/1/19	101,660
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	47,080
35,000	Sabine Pass LNG LP, 7.250%, 11/30/13	35,875
		799,505

Principal Amount		Market Value
	Consumer Staples — 1.3%
$190,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39	$261,326
31,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	31,387
28,000	Central Garden and Pet Co., 8.250%, 3/1/18	28,910
15,000	Del Monte Foods Co., 144a, 7.625%, 2/15/19	15,150
55,000	Ingles Markets, Inc., 8.875%, 5/15/17	58,850
140,000	Kraft Foods, Inc., 4.125%, 2/9/16	149,702
		545,325
	Health Care — 1.2%
22,000	Accellent, Inc., 8.375%, 2/1/17	22,742
25,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	25,875
25,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	27,094
57,000	Capella Healthcare, Inc., 144a, 9.250%, 7/1/17	60,135
155,000	Health Care REIT, Inc., 6.125%, 4/15/20	166,022
30,000	NBTY, Inc., 144a, 9.000%, 10/1/18	31,650
40,000	Omnicare, Inc., 7.750%, 6/1/20	42,450
80,000	Service Corp. International, 8.000%, 11/15/21	86,600
40,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	39,800
		502,368
	Information Technology — 0.3%
50,000	CoreLogic, Inc., 144a, 7.250%, 6/1/21	48,750
19,000	First Data Corp., 144a, 8.875%, 8/15/20	20,282
39,000	Viasat, Inc., 8.875%, 9/15/16	41,340
		110,372
	Total Corporate Bonds	$12,411,858
	U.S. Treasury Obligations — 27.3%
3,895,000	U.S. Treasury Bond, 4.375%, 5/15/41	3,888,924
1,915,000	U.S. Treasury Inflation Indexed Bonds, 0.625%, 4/15/13	2,097,690
3,340,000	U.S. Treasury Note, 0.500%, 5/31/13	3,343,524
2,005,000	U.S. Treasury Note, 3.125%, 5/15/21	1,999,366
	Total U.S. Treasury Obligations	$11,329,504
	Mortgage-Backed Securities — 17.0%
230,000	Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45	236,629
280,000	Banc of America Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.896%, 5/10/45 (A)	293,043

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Mortgage-Backed Securities — 17.0% (Continued)
$365,000	Banc of America Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	$385,444
315,000	Banc of America Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49	330,976
450,000	Banc of America Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.773%, 4/10/49 (A)	478,340
575,000	Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42	617,117
230,000	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41	239,732
550,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.905%, 6/11/40 (A)	596,447
150,000	Citigroup Commercial Mortgage Trust, Ser 2006-C4, Class A2, 5.920%, 3/15/49 (A)	159,110
135,000	Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44 (A)	146,156
433,709	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35	407,908
245,000	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	252,352
39,877	GE Capital Commercial Mortgage Corp., Ser 2004-C1, Class A2, 3.915%, 11/10/38	39,862
326,855	GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.460%, 11/10/45 (A)	347,553
350,000	GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39	373,694
495,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C2, Class A3, 5.388%, 5/15/41 (A)	531,500
390,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32 (A)	405,817
689,950	Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Class 2A4S, 5.963%, 1/25/47	428,500
81,816	Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36	51,730

Principal Amount		Market Value
$205,000	Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48	$220,275
330,000	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46	347,944
208,400	Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	178,182
	Total Mortgage-Backed Securities	$7,068,311
	U.S. Government Mortgage-Backed Obligations — 8.6%
397,015	FHLMC, Pool #A96485, 4.500%, 1/1/41	410,721
281,867	FHLMC, Pool #A56988, 5.500%, 2/1/37	305,175
270,923	FHLMC, Pool #G03781, 6.000%, 1/1/38	298,202
195,384	FNMA, Pool #AB1800, 4.000%, 11/1/40	195,843
99,195	FNMA, Pool #254759, 4.500%, 6/1/18	106,144
147,366	FNMA, Pool #974403, 4.500%, 4/1/23	157,368
106,971	FNMA, Pool #974401, 4.500%, 4/1/23	114,031
473,003	FNMA, Pool #983610, 5.000%, 5/1/23	508,039
149,240	FNMA, Pool #984256, 5.000%, 6/1/23	160,854
149,270	FNMA, Pool #988107, 5.000%, 8/1/23	160,326
150,342	FNMA, Pool #995472, 5.000%, 11/1/23	161,478
396,244	FNMA, Pool #AB1149, 5.000%, 6/1/40	421,816
135,174	FNMA, Pool #995529, 5.500%, 11/1/22	146,605
150,762	FNMA, Pool #889734, 5.500%, 6/1/37	163,488
128,386	FNMA, Pool #995220, 6.000%, 11/1/23	140,695
16,354	FNMA, Pool #561741, 7.500%, 1/1/31	19,177
24,481	FNMA, Pool #535290, 8.000%, 5/1/30	28,823
23,141	GNMA, Pool #G2 8503, 2.625%, 9/20/24 (A)	23,994
31,714	GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	32,894
4,145	GNMA, Pool #434792, 8.000%, 7/15/30	4,936
	Total U.S. Government Mortgage-Backed Obligations	$3,560,609
	U.S. Government Agency Obligations — 7.8%
2,475,000	FNMA TBA, 4.500%, 7/25/25	2,623,500
600,000	FNMA TBA, 5.000%, 8/25/41	635,813
	Total U.S. Government Agency Obligations	$3,259,313
	Asset-Backed Securities — 6.1%
410,569	Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36 (A)	230,373
257,525	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 4.970%, 9/25/33	254,868

Touchstone Core Bond Fund (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 6.1% (Continued)
$619,339	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	$584,887
470,000	Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42	475,484
465,000	Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44	481,963
223,674	Residential Asset Securitization Trust, Ser 2005-A6CB, Class A8, 5.500%, 6/25/35	57,874
257,966	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	192,044
289,935	Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	240,619
	Total Asset-Backed Securities	$2,518,112
	Municipal Bonds — 0.9% California — 0.5%
180,000	California St UTGO, Ser 2009, 5.950%, 4/1/16	200,232
	Georgia — 0.4%
190,000	Municipal Electric Auth. of Georgia Rev, Ser 2010 6.655%, 4/1/57	179,124
	Total Municipal Bonds	$379,356
Shares		Market Value
	Preferred Stocks — 0.6% Financials — 0.6%
1,363	Ally Financial, Inc., 7.38%	32,181
7,900	Citigroup Capital VIII, 6.95%	197,105
	Total Preferred Stocks	$229,286
	Investment Funds — 9.3%
52,470	Invesco Liquid Assets Portfolio **	52,470
3,829,368	Touchstone Institutional Money Market Fund^	3,829,368
	Total Investment Funds	$3,881,838
	Total Investment Securities — 107.5% (Cost $44,744,029)	$44,638,187
	Liabilities in Excess of Other Assets — (7.5%)	(3,096,853)
	Net Assets — 100.0%	$41,541,334

(A)  Variable rate security – the rate reflected is the rate in effect as of June 30, 2011.

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $50,738.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

FNMA – Federal National Mortgage Association

FHLMC – Federal Home Loan Mortgage Corp.

GNMA – Government National Mortgage Association

MTN – Medium Term Note

PLC – Public Limited Company

REIT – Real Estate Investment Trust

UTGO – Unlimited Tax General Obligation

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $3,786,731 or 9.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Touchstone Core Bond Fund (Continued)

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$12,411,858	$—	$12,411,858
U.S. Treasury Obligations	—	11,329,504	—	11,329,504
Mortgage-Backed Securities	—	7,068,311	—	7,068,311
Investment Funds	3,881,838	—	—	3,881,838
U.S. Government Mortgage-Backed Obligations	—	3,560,609	—	3,560,609
U.S. Government Agency Obligations	—	3,259,313	—	3,259,313
Asset-Backed Securities	—	2,518,112	—	2,518,112
Municipal Bonds	—	379,356	—	379,356
Preferred Stocks	197,105	32,181	—	229,286
				$44,638,187

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 96.7% Consumer Discretionary — 21.3%
$12,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17	$11,910
163,000	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	176,040
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21	64,106
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	159,650
400,000	Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	416,000
216,000	Chrysler Group LLC / CG Co-Issuer, Inc., 144a, 8.250%, 6/15/21	211,680
30,000	Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18	31,875
155,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	163,525
65,000	CSC Holdings LLC, 8.625%, 2/15/19	73,288
250,000	Entravision Communications Corp., 8.750%, 8/1/17	258,750
196,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	205,800
147,000	Fisher Communications, Inc., 8.625%, 9/15/14	148,838
126,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	138,285
160,000	Icon Health & Fitness, 144a, 11.875%, 10/15/16	163,200
132,000	Inergy LP / Inergy Finance Corp., 7.000%, 10/1/18	133,320
470,000	Insight Communications Co., Inc., 144a, 9.375%, 7/15/18	515,825
169,000	Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19	167,732
127,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	129,857
50,000	Jarden Corp., 8.000%, 5/1/16	54,250
422,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	410,395
139,000	Lamar Media Corp., Ser B, 6.625%, 8/15/15	140,738
56,000	Lear Corp., 7.875%, 3/15/18	60,200
331,000	Libbey Glass, Inc., 10.000%, 2/15/15	359,135
250,000	Meritage Homes Corp., 6.250%, 3/15/15	246,250
105,000	Meritage Homes Corp., 7.150%, 4/15/20	102,375
346,000	Penske Auto Group, Inc., 7.750%, 12/15/16	352,920
108,000	Pulte Group, Inc., 6.375%, 5/15/33	89,100
28,000	Pulte Group, Inc., 7.875%, 6/15/32	25,620
152,000	Quebecor Media, Inc., 7.750%, 3/15/16	157,130
60,000	Quebecor Media, Inc., 7.750%, 3/15/16	62,025
350,000	QVC, Inc., 144a, 7.500%, 10/1/19	371,000

Principal Amount		Market Value
$129,000	Sealy Mattress Co., 8.250%, 6/15/14	$129,322
129,000	Simmons Bedding Co., 144a, 11.250%, 7/15/15	135,450
71,000	Tenneco, Inc., 6.875%, 12/15/20	72,243
139,000	Tomkins LLC / Tomkins, Inc., 144a, 9.000%, 10/1/18	149,772
148,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	159,470
11,000	United Rentals North America, Inc., 9.250%, 12/15/19	11,935
250,000	Visteon Corp., 144a, 6.750%, 4/15/19	241,250
240,000	WMG Acquisition Corp., 7.375%, 4/15/14	243,600
		6,743,861
	Utilities — 13.2%
364,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	384,930
150,000	Calpine Corp., 144a, 7.875%, 1/15/23	154,500
94,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	93,295
79,000	Crosstex Energy, 8.875%, 2/15/18	84,135
200,000	Enterprise Products Operating LLC, Ser A, 8.375%, 8/1/66 (A)	216,500
367,000	Enterprise Products Operating LLC, 7.000%, 6/1/67 (A)	366,082
315,000	Genesis Energy LP / Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	313,425
51,000	GenOn Energy, Inc., 7.625%, 6/15/14	52,530
350,000	Intergen NV, 144a, 9.000%, 6/30/17	370,125
114,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.750%, 11/1/20	116,280
85,000	North American Energy, 144a, 10.875%, 6/1/16	93,500
85,000	NRG Energy, Inc., 144a, 7.875%, 5/15/21	84,788
215,000	PNM Resources, Inc., 9.250%, 5/15/15	239,725
330,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.500%, 7/15/21	334,125
250,000	Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16	278,750
492,000	Sabine Pass LNG LP, 7.250%, 11/30/13	504,300
9,000	Targa Resources Partners, 8.250%, 7/1/16	9,495
479,000	Targa Resources Partners, 144a, 6.875%, 2/1/21	474,210
		4,170,695
	Industrials — 13.0%
264,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	277,200
75,000	Ashtead Capital, Inc., 144a, 9.000%, 8/15/16	78,187

Touchstone High Yield Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 96.7% (Continued)
$89,000	Aviation Capital Group, 144a, 6.750%, 4/6/21	$87,803
100,000	BE Aerospace, Inc., 8.500%, 7/1/18	109,125
150,000	Belden, Inc., 7.000%, 3/15/17	153,750
61,000	BWAY Holding Co., 10.000%, 6/15/18	66,566
400,000	Cenveo Corp., 8.875%, 2/1/18	388,000
143,577	Continental Airlines 2003-ERJ1 Pass Through Trust, 7.875%, 7/2/18	143,218
110,000	Griffon Corp., 144a, 7.125%, 4/1/18	110,413
484,000	Kemet Corp., 10.500%, 5/1/18	534,820
231,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	241,395
318,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	333,900
120,000	Moog, Inc., 7.250%, 6/15/18	127,350
492,000	Mueller Water Products, Inc., 7.375%, 6/1/17	462,480
197,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc, 144a, 8.125%, 2/15/19	189,120
134,000	Navios South American Logisitcs, Inc. / Navios Logistics Finance US Inc, 144a, 9.250%, 4/15/19	135,005
29,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	29,000
76,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	75,111
350,000	TransDigm, Inc., 144a, 7.750%, 12/15/18	367,500
200,000	Tutor Perini Corp., 7.625%, 11/1/18	192,000
		4,101,943
	Telecommunication Services — 11.5%
189,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	197,505
248,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	247,380
142,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	142,710
330,000	Cricket Communications, Inc., 7.750%, 5/15/16	349,800
140,000	DISH DBS Corp., 7.875%, 9/1/19	151,025
31,000	EH Holding Corp., 144a, 6.500%, 6/15/19	31,543
8,000	EH Holding Corp., 144a, 7.625%, 6/15/21	8,160
364,000	Frontier Communications Corp., 8.500%, 4/15/20	396,760
114,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	120,698
145,000	NII Capital Corp., 8.875%, 12/15/19	160,044
260,000	NII Capital Corp., 7.625%, 4/1/21	271,700
255,000	PAETEC Holding Corp., 8.875%, 6/30/17	267,750
384,000	Sprint Capital Corp., 6.875%, 11/15/28	363,840
41,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	43,716
279,000	West Corp., 144a, 8.625%, 10/1/18	281,790

Principal Amount		Market Value
$231,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	$261,607
114,000	Windstream Corp., 7.500%, 4/1/23	114,000
229,000	Windstream Corp., 7.875%, 11/1/17	243,026
		3,653,054
	Energy — 10.8%
70,000	Basic Energy Services, Inc., 144a, 7.750%, 2/15/19	70,350
19,000	Basic Energy Services, Inc., 7.125%, 4/15/16	19,000
87,000	Chesapeake Energy Corp., 6.625%, 8/15/20	91,567
349,000	Coffeyville Resources LLC / Coffeyville Finance Inc., 144a, 10.875%, 4/1/17	396,115
323,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	311,695
300,000	Exterran Holdings, Inc., 144a, 7.250%, 12/1/18	303,000
644,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	663,320
50,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.000%, 2/15/20	53,750
44,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 9.000%, 6/1/16	46,035
88,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 7.625%, 4/15/21	91,960
350,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15	350,000
95,000	Holly Energy Partners LP / Holly Energy Finance Corp., 8.250%, 3/15/18	100,700
91,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	91,455
219,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	225,242
304,000	Petrohawk Energy Corp., 144a, 6.250%, 6/1/19	297,160
284,000	Pioneer Drilling Co., 9.875%, 3/15/18	303,880
		3,415,229
	Health Care — 8.5%
352,000	Accellent, Inc., 8.375%, 2/1/17	363,880
200,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	207,000
451,000	Capella Healthcare, Inc., 144a, 9.250%, 7/1/17	475,805
500,000	NBTY, Inc., 144a, 9.000%, 10/1/18	527,500
282,000	Omnicare, Inc., 7.750%, 6/1/20	299,272
300,000	Res-Care, Inc., 10.750%, 1/15/19	313,500
290,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	288,550
208,000	Universal Hospital Services, Inc., 3.778%, 6/1/15 (A)	199,680
		2,675,187

Touchstone High Yield Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 96.7% (Continued) Materials — 6.6%
$91,000	AK Steel Corp., 7.625%, 5/15/20 †	$93,275
312,000	Aleris International, Inc., 144a, 7.625%, 2/15/18	311,220
228,000	Cascades, Inc., 7.750%, 12/15/17	237,690
202,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	218,413
66,000	Consol Energy, Inc., 8.000%, 4/1/17	71,940
66,000	Consol Energy, Inc., 8.250%, 4/1/20	71,940
184,000	Koppers, Inc., 7.875%, 12/1/19	196,420
65,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	65,325
75,000	Novelis, Inc., 8.375%, 12/15/17	80,062
145,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	149,712
53,000	PolyOne Corp., 7.375%, 9/15/20	55,517
300,000	Tembec Industries, Inc., 11.250%, 12/15/18	313,875
81,000	US Concrete, Inc., 144a, 9.500%, 8/31/15	98,213
135,000	Vulcan Materials Co., 7.500%, 6/15/21	134,822
		2,098,424
	Financials — 5.4%
74,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	73,815
148,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	147,445
107,000	Credit Acceptance Corp., 9.125%, 2/1/17	114,490
238,000	Equinix, Inc., 8.125%, 3/1/18	259,122
113,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (A)	150,008
114,000	Lyondell Chemical Co., 144a, 8.000%, 11/1/17	126,825
250,000	MetLife, Inc., 10.750%, 8/1/39	351,875
256,000	MPT Operating Partnership LP / MPT Finance Corp., 144a, 6.875%, 5/1/21	251,520
178,000	Omega Healthcare Investors, Inc., 144a, 6.750%, 10/15/22	175,553
60,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 8.500%, 10/15/16	62,550
		1,713,203
	Information Technology — 3.6%
124,000	CommScope, Inc., 144a, 8.250%, 1/15/19	127,720
312,000	CoreLogic, Inc., 144a, 7.250%, 6/1/21	304,200
67,000	First Data Corp., 144a, 8.250%, 1/15/21	65,660
153,000	First Data Corp., 144a, 8.875%, 8/15/20	163,327
15,000	First Data Corp., 9.875%, 9/24/15	15,413
427,000	Viasat, Inc., 8.875%, 9/15/16	452,620
		1,128,940

Principal Amount		Market Value
	Consumer Staples — 2.8%
$287,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	$290,588
169,000	Central Garden and Pet Co., 8.250%, 3/1/18	174,492
159,000	Del Monte Foods Co., 144a, 7.625%, 2/15/19	160,590
250,000	Ingles Markets, Inc., 8.875%, 5/15/17	267,500
		893,170
	Total Corporate Bonds	$30,593,706
Shares		Market Value
	Preferred Stock — 0.4% Financials — 0.4%
4,685	Ally Financial, Inc., 7.38%	$110,613
	Investment Fund — 0.5%
95,495	Invesco Liquid Assets Portfolio **	95,495
71,360	Touchstone Institutional Money Market Fund^	71,360
	Total Investment Funds	$166,855
	Total Investment Securities — 97.6% (Cost $29,785,475)	$30,871,174
	Other Assets in Excess of Liabilities — 2.4%	753,220
	Net Assets — 100.0%	$31,624,394

(A)  Variable rate security – the rate reflected is the rate in effect as of June 30, 2011.

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $92,342.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $13,288,322 or 42.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone High Yield Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$30,593,706	$—	$30,593,706
Investment Funds	166,855	—	—	166,855
Preferred Stock	—	110,613	—	110,613
				$30,871,174

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Large Cap Core Equity Fund – June 30, 2011 (Unaudited)

Common Stocks — 99.4%	Shares	Market Value
Information Technology — 20.0%
Broadcom Corp. - Class A*	11,374	$382,621
Fiserv, Inc.*	7,753	485,570
Google, Inc. - Class A*	1,944	984,403
Hewlett-Packard Co.	10,111	368,041
Intel Corp.	31,926	707,480
International Business Machines Corp.	6,275	1,076,476
Microsoft Corp.	26,915	699,790
Oracle Corp.	40,371	1,328,610
QUALCOMM, Inc.	21,176	1,202,585
TE Connectivity Ltd.	30,417	1,118,129
Xilinx, Inc.	28,651	1,044,902
		9,398,607
Industrials — 14.3%
Danaher Corp.	15,658	829,717
Eaton Corp.	14,866	764,856
Emerson Electric Co.	15,377	864,956
Honeywell International, Inc.	9,248	551,088
Illinois Tool Works, Inc.	16,776	947,676
Union Pacific Corp.	12,117	1,265,015
United Technologies Corp.	17,025	1,506,883
		6,730,191
Financials — 12.8%
Aflac, Inc.	25,987	1,213,073
Allstate Corp.	15,345	468,483
American Express Co.	19,704	1,018,697
BlackRock, Inc.	4,870	934,115
Capital One Financial Corp.	9,030	466,580
MetLife, Inc.	17,912	785,799
State Street Corp.	24,336	1,097,310
		5,984,057
Consumer Discretionary — 12.2%
Best Buy Co., Inc.	14,360	451,048
GameStop Corp. - Class A* †	17,572	468,645
Genuine Parts Co.	9,732	529,421
Home Depot, Inc.	12,738	461,370
Honda Motor Co. Ltd. ADR	12,150	469,111
McDonald's Corp.	14,921	1,258,139
Ross Stores, Inc.	13,919	1,115,190
Yum! Brands, Inc.	17,629	973,826
		5,726,750
Health Care — 11.7%
Bristol-Myers Squibb Co.	21,181	613,402
Express Scripts, Inc.*	8,492	458,398
Laboratory Corp. of America Holdings*	5,210	504,276
McKesson Corp.	13,217	1,105,602
Novartis AG ADR	17,480	1,068,203
Teva Pharmaceutical Industries Ltd. ADR	10,511	506,840
UnitedHealth Group, Inc.	24,122	1,244,213
		5,500,934

	Shares	Market Value
Energy — 11.6%
Chevron Corp.	12,298	$1,264,726
ConocoPhillips	14,975	1,125,970
Ensco PLC ADR	28,267	1,506,631
Marathon Oil Corp.	20,183	1,063,241
Noble Corp.	11,706	461,334
		5,421,902
Consumer Staples — 7.2%
Altria Group, Inc.	26,600	702,506
Archer-Daniels-Midland Co.	7,740	233,361
PepsiCo, Inc.	11,667	821,707
Philip Morris International, Inc.	24,472	1,633,995
		3,391,569
Materials — 4.7%
BHP Billiton Ltd. ADR †	5,595	529,455
Freeport-McMoRan Copper & Gold, Inc.	9,365	495,409
Praxair, Inc.	10,932	1,184,919
		2,209,783
Telecommunication Services — 2.5%
AT&T, Inc.	16,695	524,390
Vodafone Group PLC ADR	24,276	648,655
		1,173,045
Utilities — 2.4%
Dominion Resources, Inc.	23,094	1,114,747
Total Common Stocks		$46,651,585
Investment Funds — 2.7%
Invesco Liquid Assets Portfolio **	204,570	204,570
Touchstone Institutional Money Market Fund^	1,062,095	1,062,095
Total Investment Funds		$1,266,665
Total Investment Securities — 102.1% (Cost $37,876,157)		$47,918,250
Liabilities in Excess of Other Assets — (2.1%)		(979,757)
Net Assets — 100.0%		$46,938,493

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $205,486.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Touchstone Large Cap Core Equity Fund (Continued)

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$46,651,585	$—	$—	$46,651,585
Investment Funds	1,266,665	—	—	1,266,665
				$47,918,250

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2011 (Unaudited)

Common Stocks — 100.0%	Shares	Market Value
Information Technology — 23.7%
Alliance Data Systems Corp.* †	7,010	$659,431
Autodesk, Inc.*	14,470	558,542
Avago Technologies Ltd.	15,610	593,180
BMC Software, Inc.*	7,760	424,472
Freescale Semiconductor Holdings I Ltd.* †	12,920	237,599
Gartner, Inc.*	12,970	522,561
Juniper Networks, Inc.*	8,690	273,735
Longtop Financial Technologies Ltd. ADR* † §	15,930	31,860
LSI Corp.*	57,260	407,691
NICE Systems Ltd. ADR*	15,730	571,943
ON Semiconductor Corp.*	51,510	539,310
Red Hat, Inc.*	11,930	547,587
Salesforce.com, Inc.*	4,170	621,246
Teradata Corp.*	9,140	550,228
		6,539,385
Health Care — 14.0%
CareFusion Corp.*	19,440	528,185
Dendreon Corp.* †	8,900	351,016
DENTSPLY International, Inc.	18,250	694,960
Life Technologies Corp.*	7,760	404,063
Mettler-Toledo International, Inc.*	3,440	580,225
United Therapeutics Corp.*	6,010	331,151
Vertex Pharmaceuticals, Inc.*	11,300	587,487
Warner Chilcott PLC - Class A	15,850	382,460
		3,859,547
Consumer Discretionary — 14.0%
Coach, Inc.	8,440	539,569
Discovery Communications, Inc. - Class A*	10,640	435,814
Lear Corp.	16,020	856,750
New Oriental Education & Technology Group ADR*	2,760	308,347
Nordstrom, Inc.	8,920	418,705
Penn National Gaming, Inc.*	16,180	652,701
Priceline.com, Inc.*	1,265	647,592
		3,859,478
Industrials — 12.8%
AMETEK, Inc.	6,230	279,727
Cooper Industries PLC	9,260	552,544
Dover Corp.	9,020	611,556
IDEX Corp.	12,850	589,173
MSC Industrial Direct Co. - Class A	6,010	398,523
Precision Castparts Corp.	3,420	563,103
Roper Industries, Inc.	6,470	538,951
		3,533,577
Materials — 10.8%
Albemarle Corp.	6,840	473,328
Crown Holdings, Inc.*	12,270	476,321
Ecolab, Inc.	8,220	463,444
Greif, Inc. - Class A	10,080	655,502
Scotts Miracle-Gro Co. (The) - Class A	6,710	344,290
Solutia, Inc.*	24,990	571,022
		2,983,907

	Shares	Market Value
Energy — 10.8%
Alpha Natural Resources, Inc.*	12,756	$579,633
CONSOL Energy, Inc.	11,340	549,763
Denbury Resources, Inc.*	25,915	518,300
Tesoro Corp.*	31,540	722,581
Weatherford International Ltd.*	32,050	600,938
		2,971,215
Financials — 7.4%
Ameriprise Financial, Inc.	8,630	497,778
Discover Financial Services	24,410	652,968
IntercontinentalExchange, Inc.*	3,140	391,589
Lincoln National Corp.	17,670	503,418
		2,045,753
Consumer Staples — 4.6%
Green Mountain Coffee Roasters, Inc.*	6,450	575,727
Ralcorp Holdings, Inc.*	8,100	701,298
		1,277,025
Telecommunication Services — 1.9%
NII Holdings, Inc.*	12,020	509,408
Total Common Stocks		$27,579,295
Investment Funds — 7.9%
Invesco Liquid Assets Portfolio **	2,132,497	2,132,497
Touchstone Institutional Money Market Fund^	45,862	45,862
Total Investment Funds		$2,178,359
Total Investment Securities — 107.9% (Cost $25,618,716)		$29,757,654
Liabilities in Excess of Other Assets — (7.9%)		(2,183,828)
Net Assets — 100.0%		$27,573,826

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $1,830,838.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

§  Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2011, the value of this security amounted to $31,860 or 0.1% of net assets.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Touchstone Mid Cap Growth Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,547,435	$—	$31,860	$27,579,295
Investment Funds	2,178,359	—	—	2,178,359
				$29,757,654

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the six months ended June 30, 2011:

Measurements Using Unobservable Inputs (Level 3)

Assets	Common Stock	Total
Beginning balance	$—	$—
Purchases	407,937	407,937
Issuances	—	—
Sales	(169,036)	(169,036)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	(9,211)	(9,211)
Net change in unrealized appreciation/depreciation	(492,697)	(492,697)
Net transfers into Level 3	294,867 (a)	294,867
Net transfers out of Level 3	—	—
Ending balance	$31,860	$31,860

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2011 was ($505,187).

(a)  Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Money Market Fund – June 30, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 5.1%
$500,000	Toyota Motor Credit Corp. MTN (A)	0.28	07/01/11	$500,000
300,000	Procter & Gamble International Funding SCA	1.35	08/26/11	300,502
300,000	Mercantile Safe Deposit & Trust Co.	5.70	11/15/11	305,190
269,000	Credit Suisse USA, Inc.	6.50	01/15/12	277,427
700,000	General Electric Capital Corp. MTN	5.88	02/15/12	722,328
556,000	National Rural Utilities Cooperative Finance Corp. MTN	7.25	03/01/12	580,490
200,000	Bank of America Corp.	6.25	04/15/12	208,471
	Total Corporate Bonds			$2,894,408
	Municipal Bonds — 10.5%
710,000	Bristol CT UTGO BANS Ser 2010	1.25	08/01/11	710,246
300,000	Butler Co OH BANS (Fiber Optic Impt)	1.50	08/04/11	300,000
150,000	Brownsville ISD UTGO Ser 2001	5.50	08/15/11	150,898
500,000	Union Twp OH BANS Ser 2010	1.25	09/13/11	500,502
400,000	Metrowest MA Regl Tran Auth RANS Ser 2010	1.50	09/29/11	400,488
180,000	Ingham Co MI Bldg Auth Rev Ser 2002	4.40	10/01/11	181,715
150,000	OH St Bldng Auth.Rev Ser 2009 A	5.00	10/01/11	151,633
100,000	OH St Higher Edl Facs Rev Ser 2002 C	5.25	11/01/11	101,536
200,000	OH St UTGO Ser 2007 L	4.00	10/01/11	201,692
600,000	AMP OH, Inc. Rev BANS Ser 2010	1.50	10/27/11	600,973
400,000	MS St UTGO Ser 2001	5.00	11/01/11	405,814
100,000	MA Water Resources Auth Rev Ser 1995 B	6.25	12/01/11	102,311
300,000	Marshfield WI Electric Rev BANS Ser 2010	2.00	12/01/11	301,500
700,000	Ramapo NY GO BANS Ser 2010	2.00	12/13/11	702,342
300,000	Columbia OH LSD UTGO Ser 2011	2.00	01/19/12	302,053
370,000	Mason OH EDR Ser 2011	1.75	02/01/12	371,182
200,000	New Bedford MA LTGO BANS Ser 2011	1.95	02/10/12	200,544
250,000	Franklin Co OH Spl Obl Rev Ser 2011	1.10	03/09/12	250,340
	Total Municipal Bonds			$5,935,769
	U.S. Government Agency Obligations — 10.8%
1,000,000	Overseas Private Investment Corp.	0.12	07/07/11	1,000,000
1,205,585	Overseas Private Investment Corp.	0.09	07/07/11	1,205,585
1,789,474	Overseas Private Investment Corp. Ser A	0.09	07/07/11	1,789,474
1,304,419	Overseas Private Investment Corp.	0.09	07/07/11	1,304,419
800,000	Overseas Private Investment Corp. Ser 2	0.02	07/07/11	800,000
	Total U.S. Government Agency Obligations			$6,099,478
	Time Deposit — 4.1%
2,300,000	Deutsche Bank	0.01	07/01/11	$2,300,000
	Variable Rate Demand Notes — 69.8%(A)
500,000	Allen Co OH Hosp Facs Rev Ser 2010 C (LOC: Bank of Nova Scotia)	0.03	07/01/11	500,000
1,150,000	Allen Co OH Hosp Facs Rev Ser 2008 B (LOC: JP Morgan Chase Bank)	0.04	07/01/11	1,150,000
1,100,000	CO Edl & Cultural Facs Auth Rev Ser 2008 (LOC: Bank of America NA)	0.06	07/01/11	1,100,000
1,500,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B3 (SPA: Bank of America NA)	0.03	07/01/11	1,500,000
1,200,000	Grand Forks ND Hosp Facs Rev (United Hosp) Ser 1992 (LOC: LaSalle Bank NA)	0.08	07/01/11	1,200,000
1,000,000	Jackson Co MS Port Facs Rev Ser 1993	0.02	07/01/11	1,000,000
900,000	Jacksonville Health Facs Auth Rev	0.03	07/01/11	900,000
300,000	Jacksonville Health Facs Auth Rev Ser 2007 (LOC: Bank of America NA)	0.06	07/01/11	300,000
500,000	MS Business Fin Corp Rev Ser 2007 A	0.02	07/01/11	500,000
1,500,000	OH St Higher Edl Facs Rev Ser 2002	0.06	07/01/11	1,500,000
1,000,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (LOC: Wells Fargo Bank NA)	0.03	07/01/11	1,000,000

Touchstone Money Market Fund (Continued)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Demand Notes — 69.8%(A) (Continued)
$1,200,000	Pitkin Co IDA Rev Ser 1994 A (LOC: JP Morgan Chase Bank)	0.05	07/01/11	$1,200,000
1,200,000	Sarasota Co FL Pub Hosp Dist Rev Ser 2008 (LOC: Northern Trust Co)	0.03	07/01/11	1,200,000
1,500,000	VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2007 (LOC: TD Bank NA)	0.03	07/01/11	1,500,000
700,000	Will Co IL Envr Rev Ser 2001	0.02	07/01/11	700,000
925,000	486 Lesser Street LLC (LOC: Comerica Bank)	0.40	07/07/11	925,000
780,000	Agra Enterprises LLC Ser 2004 (LOC: US Bank NA)	0.60	07/07/11	780,000
200,000	Alameda Co IDA Rev Ser 2005 (LOC: Comerica Bank)	0.25	07/07/11	200,000
520,000	Butler Co OH Cap Fdg Rev (CCAO Low Cost) Ser 2005 (LOC: US Bank NA)	0.40	07/07/11	520,000
455,000	CA Infra & Econ Dev Bk Rev Ser 2008 (LOC: Comerica Bank)	0.64	07/07/11	455,000
940,000	CA St Enterprise Dev Auth IDR (Tri-Tool Inc) Ser 2007 B (LOC: Comerica Bank)	0.64	07/07/11	940,000
190,000	CA Statewide CDA MFH (Sunrise Fresno) Ser 2000 (FNMA)	0.22	07/07/11	190,000
250,000	Chattanooga TN Hlth Edl & Hsg Fac Bd MFH (Windridgde) Ser 2003 B (FNMA)	0.30	07/07/11	250,000
405,000	Diaz-Upton LLC	0.24	07/07/11	405,000
1,440,000	Driftwood Landing Corp. Ser 2002	0.22	07/07/11	1,440,000
297,000	Fitch Denney Funeral Home	0.30	07/07/11	297,000
55,000	FL St Hsg Fin Corp. MFH (Avalon Reserve) Ser 2003	0.25	07/07/11	55,000
800,000	IL Dev Fin Auth IDR Ser 1997 (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.19	07/07/11	800,000
480,000	IL Fin Auth (Community Action) Rev Ser 2008 B (LOC: Harris NA)	0.44	07/07/11	480,000
390,000	JL Capital One LLC Ser 2002	0.24	07/07/11	390,000
500,000	Labcon NA Ser 2010	0.23	07/07/11	500,000
285,000	Lake Oswego OR Redev Agy Rev Ser 2005 B (LOC: Wells Fargo Bank NA)	0.24	07/07/11	285,000
2,000,000	Lavonia O Frick Family Trust Ser 2006	0.20	07/07/11	2,000,000
1,000,000	M&P Richfield LLC	0.22	07/07/11	1,000,000
240,000	Maricopa Co AZ IDA Hsg Rev Ser 2004 A	0.17	07/07/11	240,000
1,235,000	Mequon WI IDR (Gateway Plastics) Ser 2001 Class C (LOC: Bank One)	0.32	07/07/11	1,235,000
1,000,000	Miarko, Inc. (LOC: PNC Bank NA)	0.22	07/07/11	1,000,000
955,000	Mill Street Village LLC (LOC: FHLB)	0.30	07/07/11	955,000
1,110,000	NJ Economic Dev Auth Rev (Cascade Corp) Ser 2008 C (LOC: Bank of America NA)	0.38	07/07/11	1,110,000
700,000	NY St Hsg Fin Agy Rev Ser 2005	0.14	07/07/11	700,000
410,000	Orange Co FL IDA Rev Ser 2005 (LOC: Wells Fargo Bank NA)	0.18	07/07/11	410,000
1,515,000	Phoenix Realty Special Account-U LP Rev Ser 1999 (LOC: Northern Trust Co)	0.34	07/07/11	1,515,000
345,000	Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts) Ser 2002 (FNMA)	0.17	07/07/11	345,000
1,140,000	Secor Realty, Inc.	0.22	07/07/11	1,140,000
100,000	Simi Valley CA MFH Rev (Parker Ranch) Ser 2002 (FNMA)	0.18	07/07/11	100,000
1,000,000	Springfield MO IDA Rev Ser 2010 (LOC: Guaranty Bank)	0.21	07/07/11	1,000,000
430,000	St Paul MN Port Auth Dist Heating Rev Ser 2009 (LOC: Deutsche Bank AG)	0.12	07/07/11	430,000
55,000	Suffolk Co NY IDA Civic Fac Rev (Hampton Day School) Ser 2001 (LOC: JP Morgan Chase Bank)	0.44	07/07/11	55,000
1,088,000	WAI Enterprises LLC Ser 2004	0.60	07/07/11	1,088,000
1,000,000	Chatom AL IDB Gulf Opp Zone Ser 2008 (SPA: National Rural Utilities Finance)	1.00	11/15/11	1,000,000
	Total Variable Rate Demand Notes			$39,485,000

Total Investment Securities — 100.3% (Cost $56,714,655)	$56,714,655
Liabilities in Excess of Other Assets — (0.3%)	(148,377)
Net Assets — 100.0%	$56,566,278

(A)  Variable rate security – the rate reflected is the rate in effect as of June 30, 2011.

Touchstone Money Market Fund (Continued)

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

CDA – Communities Development Authority

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GO – General Obligation

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Bond

IDR – Industrial Development Revenue

ISD – Independent School District

LOC – Letter of Credit

LTGO – Limited Tax General Obligation

LSD – Local School District

MFH – Multi-Family Housing

MTN – Medium Term Note

PCR – Pollution Control Revenue

RANS – Revenue Anticipation Notes

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$39,485,000	$—	$39,485,000
Municipal Bonds	—	5,935,769	—	5,935,769
U.S. Government Agency Obligations	—	6,099,478	—	6,099,478
Corporate Bonds	—	2,894,408	—	2,894,408
Time Deposit	—	2,300,000	—	2,300,000
				$56,714,655

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Third Avenue Value Fund – June 30, 2011 (Unaudited)

Common Stocks — 94.5%	Shares	Market Value
Financials — 41.3%
Bank of New York Mellon Corp.	81,758	$2,094,640
Brookfield Asset Management, Inc. - Class A	59,237	1,964,891
Capital Southwest Corp.	4,173	385,043
Cheung Kong Holdings Ltd.	202,000	2,966,378
Forest City Enterprises, Inc. - Class A* †	67,500	1,260,225
Hang Lung Group Ltd.	147,000	933,404
Henderson Land Development Co. Ltd.	450,720	2,914,601
Investment Technology Group, Inc.*	48,523	680,292
Investor AB - Class A	140,000	3,128,906
KeyCorp	45,000	374,850
Westwood Holdings Group, Inc.	32,297	1,230,516
Wheelock & Co. Ltd.	498,000	2,003,142
		19,936,888
Energy — 17.9%
Bristow Group, Inc.	31,155	1,589,528
Cenovus Energy, Inc.	49,400	1,860,404
EnCana Corp.	49,400	1,521,026
Nabors Industries Ltd.*	20,000	492,800
Pioneer Drilling Co.*	121,359	1,849,511
Tidewater, Inc.	25,000	1,345,250
		8,658,519
Materials — 11.8%
Canfor Corp.*	58,800	643,206
Lanxess AG	10,700	877,707
P.H. Glatfelter Co.	49,187	756,496
POSCO ADR	22,300	2,422,226
Westlake Chemical Corp.	18,786	974,993
		5,674,628
Information Technology — 11.7%
AVX Corp.	104,000	1,584,960
Broadridge Financial Solutions, Inc.	20,000	481,400
Electronics for Imaging, Inc.*	29,100	501,102
Lexmark International, Inc. - Class A*	21,600	632,016
Sycamore Networks, Inc.	38,176	849,034
Synopsys, Inc.*	26,700	686,457
Tellabs, Inc.	198,450	914,855
		5,649,824
Consumer Discretionary — 10.5%
Madison Square Garden, Inc. - Class A*	19,500	536,835
MDC Holdings, Inc. †	12,210	300,854
Skyline Corp.	20,123	352,153
Superior Industries International, Inc.	33,733	745,837
Toyota Industries Corp.	95,000	3,136,456
		5,072,135
Health Care — 1.3%
Sanofi-Aventis SA	7,877	633,631
Total Common Stocks		$45,625,625

	Shares	Market Value
Investment Funds — 7.8%
Invesco Liquid Assets Portfolio **	1,000,522	$1,000,522
Touchstone Institutional Money Market Fund^	2,744,291	2,744,291
Total Investment Funds		$3,744,813
Total Investment Securities — 102.3% (Cost $33,954,078)		$49,370,438
Liabilities in Excess of Other Assets — (2.3%)		(1,121,389)
Net Assets — 100.0%		$48,249,049

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $979,279.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,031,400	$16,594,225	$—	$45,625,625
Investment Funds	3,744,813	—	—	3,744,813
				$49,370,438

At June 30, 2011, securities valued at $16,594,225 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Aggressive ETF Fund – June 30, 2011 (Unaudited)

Shares		Value
	Exchange Traded Funds — 98.6%
30,450	iShares Barclays Aggregate Bond Fund	$3,248,102
40,400	iShares MSCI EAFE Index Fund	2,429,656
40,990	iShares S&P 500 Growth Index Fund	2,847,985
9,300	iShares S&P 500 Index Fund/US †	1,231,506
62,520	iShares S&P 500 Value Index Fund †	3,876,240
5,520	iShares S&P MidCap 400 Growth Index Fund	612,444
7,160	iShares S&P MidCap 400/BARRA Value Index Fund	601,798
8,200	iShares S&P SmallCap 600 Value Index Fund †	609,014
1,680	iShares S&P SmallCap 600/BARRA Growth Index Fund †	135,122
	Total Exchange Traded Funds	$15,591,867
	Investment Funds — 28.0%
4,109,376	Invesco Liquid Assets Portfolio **	4,109,376
307,925	Touchstone Institutional Money Market Fund^	307,925
	Total Investment Funds	$4,417,301
	Total Investment Securities — 126.6% (Cost $18,551,464)	$20,009,168
	Liabilities in Excess of Other Assets — (26.6%)	(4,204,934)
	Net Assets — 100.0%	$15,804,234

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $4,056,040.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,591,867	$—	$—	$15,591,867
Investment Funds	4,417,301	—	—	4,417,301
				$20,009,168

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Conservative ETF Fund – June 30, 2011 (Unaudited)

Shares		Value
	Exchange Traded Funds — 98.7%
41,390	iShares Barclays 1-3 Year Treasury Bond Fund †	$3,489,177
110,030	iShares Barclays Aggregate Bond Fund	11,736,900
25,170	iShares MSCI EAFE Index Fund	1,513,724
25,980	iShares S&P 500 Growth Index Fund	1,805,090
4,900	iShares S&P 500 Index Fund/US	648,858
39,320	iShares S&P 500 Value Index Fund †	2,437,840
3,840	iShares S&P MidCap 400 Growth Index Fund	426,048
4,980	iShares S&P MidCap 400/BARRA Value Index Fund	418,569
2,630	iShares S&P SmallCap 600 Value Index Fund †	195,330
2,460	iShares S&P SmallCap 600/BARRA Growth Index Fund	197,858
	Total Exchange Traded Funds	$22,869,394
	Investment Funds — 22.7%
4,888,208	Invesco Liquid Assets Portfolio **	4,888,208
382,311	Touchstone Institutional Money Market Fund^	382,311
	Total Investment Funds	$5,270,519
	Total Investment Securities — 121.4% (Cost $26,007,735)	$28,139,913
	Liabilities in Excess of Other Assets — (21.4%)	(4,965,430)
	Net Assets — 100.0%	$23,174,483

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $4,804,731.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,869,394	$—	$—	$22,869,394
Investment Funds	5,270,519	—	—	5,270,519
				$28,139,913

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Enhanced ETF Fund – June 30, 2011 (Unaudited)

Shares		Value
	Exchange Traded Funds — 98.7%
3,840	iShares Barclays Aggregate Bond Fund	$409,613
6,380	iShares MSCI EAFE Index Fund	383,693
5,790	iShares S&P 500 Growth Index Fund	402,289
6,290	iShares S&P 500 Value Index Fund †	389,980
27,880	iShares S&P MidCap 400 Growth Index Fund	3,093,286
36,140	iShares S&P MidCap 400/BARRA Value Index Fund	3,037,567
41,420	iShares S&P SmallCap 600 Value Index Fund	3,076,263
38,750	iShares S&P SmallCap 600/BARRA Growth Index Fund	3,116,663
	Total Exchange Traded Funds	$13,909,354
	Investment Funds — 4.2%
392,301	Invesco Liquid Assets Portfolio **	392,301
203,740	Touchstone Institutional Money Market Fund^	203,740
	Total Investment Funds	$596,041
	Total Investment Securities — 102.9% (Cost $13,146,282)	$14,505,395
	Liabilities in Excess of Other Assets — (2.9%)	(408,439)
	Net Assets — 100.0%	$14,096,956

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $386,074.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,909,354	$—	$—	$13,909,354
Investment Funds	596,041	—	—	596,041
				$14,505,395

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
Touchstone Moderate ETF Fund – June 30, 2011 (Unaudited)

Shares		Value
	Exchange Traded Funds — 98.7%
189,570	iShares Barclays Aggregate Bond Fund	$20,221,432
93,730	iShares MSCI EAFE Index Fund	5,636,922
98,650	iShares S&P 500 Growth Index Fund	6,854,202
21,500	iShares S&P 500 Index Fund/US	2,847,030
147,100	iShares S&P 500 Value Index Fund †	9,120,200
12,620	iShares S&P MidCap 400 Growth Index Fund	1,400,189
16,370	iShares S&P MidCap 400/BARRA Value Index Fund	1,375,898
12,180	iShares S&P SmallCap 600 Value Index Fund †	904,609
5,230	iShares S&P SmallCap 600/BARRA Growth Index Fund †	420,649
	Total Exchange Traded Funds	$48,781,131
	Investment Funds — 3.3%
758,280	Invesco Liquid Assets Portfolio **	758,280
873,547	Touchstone Institutional Money Market Fund^	873,547
	Total Investment Funds	$1,631,827
	Total Investment Securities — 102.0% (Cost $44,692,985)	$50,412,958
	Liabilities in Excess of Other Assets — (2.0%)	(1,000,889)
	Net Assets — 100.0%	$49,412,069

†  All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $749,228.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,781,131	$—	$—	$48,781,131
Investment Funds	1,631,827	—	—	1,631,827
				$50,412,958

The accompanying notes are an integral part of the financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2011" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized June 30, 2011	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Six Months Ended June 30, 2011*
Touchstone Baron Small Cap Growth Fund
Actual	1.55%	$1,000.00	$1,105.10	$8.09
Hypothetical	1.55%	$1,000.00	$1,017.11	$7.75
Touchstone Core Bond Fund
Actual	0.94%	$1,000.00	$1,028.90	$4.73
Hypothetical	0.94%	$1,000.00	$1,020.13	$4.71
Touchstone High Yield Fund
Actual	1.05%	$1,000.00	$1,044.50	$5.32
Hypothetical	1.05%	$1,000.00	$1,019.59	$5.26
Touchstone Large Cap Core Equity Fund
Actual	1.00%	$1,000.00	$1,071.90	$5.14
Hypothetical	1.00%	$1,000.00	$1,019.84	$5.01
Touchstone Mid Cap Growth Fund
Actual	1.19%	$1,000.00	$1,082.80	$6.15
Hypothetical	1.19%	$1,000.00	$1,018.89	$5.96
Touchstone Money Market Fund
Actual	0.42%	$1,000.00	$1,000.10	$2.08
Hypothetical	0.42%	$1,000.00	$1,022.71	$2.11
Touchstone Third Avenue Value Fund
Actual	1.17%	$1,000.00	$1,040.20	$5.92
Hypothetical	1.17%	$1,000.00	$1,018.99	$5.86
Touchstone Aggressive ETF Fund
Actual	0.75%	$1,000.00	$1,048.90	$3.81
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Conservative ETF Fund
Actual	0.75%	$1,000.00	$1,031.90	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Enhanced ETF Fund
Actual	0.75%	$1,000.00	$1,053.50	$3.82
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Moderate ETF Fund
Actual	0.75%	$1,000.00	$1,042.50	$3.80
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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TSF-1006-TVST-SAR-1106

Item 2.    Code of Ethics.

Not required for Semiannual Reports

Item 3.    Audit Committee Financial Expert.

Not required for Semiannual Reports

Item 4.    Principal Accountant Fees and Services.

Not required for Semiannual Reports

Item 5.    Audit Committee of Listed Companies.

Not applicable

Item 6.    Schedule of Investments.

(a)          Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Item 11. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable in semiannual filing.

(a)(2)   The certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)        The certifications required by Item 11(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Touchstone Variable Series Trust

By (Signature and Title)		/s/ Jill McGruder
Jill McGruder, President
(principal executive officer)

Date	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Jill McGruder
Jill McGruder, President
(principal executive officer)

Date	August 31, 2011

By (Signature and Title)		/s/ Terrie Wiedenheft
Terrie Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	August 31, 2011